[CREDIT SUISSE ASSET MANAGEMENT LOGO]


CREDIT SUISSE FUNDS

ANNUAL REPORT

OCTOBER 31, 2002

- CREDIT SUISSE
GLOBAL FIXED INCOME FUND

MORE COMPLETE INFORMATION ABOUT THE FUND, INCLUDING CHARGES AND EXPENSES, IS PROVIDED IN THE PROSPECTUS, WHICH MUST PRECEDE OR ACCOMPANY THIS DOCUMENT AND WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY OBTAIN ADDITIONAL COPIES BY CALLING 800-927-2874 OR BY WRITING TO CREDIT SUISSE FUNDS,
P.O. BOX 55030, BOSTON, MA 02205-5030.

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR, IS LOCATED AT 466 LEXINGTON AVE., NEW YORK, NY 10017-3147. CREDIT SUISSE FUNDS ARE ADVISED BY CREDIT SUISSE ASSET MANAGEMENT, LLC.

THE FUND'S INVESTMENT ADVISER AND CO-ADMINISTRATORS MAY WAIVE SOME FEES AND/OR REIMBURSE SOME EXPENSES, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS ARE SUBJECT TO CHANGE.

RETURNS INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

THE VIEWS OF THE FUND'S MANAGEMENT ARE AS OF THE DATE OF THE LETTER AND THE PORTFOLIO HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF OCTOBER 31, 2002; THESE VIEWS AND PORTFOLIO HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE.

CREDIT SUISSE GLOBAL FIXED INCOME FUND
ANNUAL INVESTMENT ADVISER'S REPORT
October 31, 2002

                                                                December 2, 2002

Dear Shareholder:

   For the 12 months ended October 31, 2002, the Common Class and Advisor Class shares of Credit Suisse Global Fixed Income Fund(1) (the "Fund") returned 4.27% and 3.71%, respectively, vs. a gain of 8.09% for the Lehman Brothers Global Aggregate Bond Index(2). The Fund's Class A shares (whose inception date is November 30, 2001) returned 4.55%(3),(4) in the 11-month period ended October 31, 2002, vs. a same-period gain of 9.36% for the Lehman Brothers Global Aggregate Bond Index(2).

   The Fund underperformed the broad global fixed income market (as represented by the Fund's Lehman benchmark) primarily as a result of exposure to U.S. corporate debt, which affected the portfolio unfavorably in several ways:

   - Our allocations to both investment-grade and high yield corporates were above those of the benchmark. This correspondingly meant that the Fund's allocation to U.S. Treasury securities, which were especially strong during the fiscal year, was below that of the benchmark.

   - We maintained an allocation to high yield, based on a combination of its valuations, which we considered attractive and its potential upside if, as we anticipated, U.S. economic growth would begin to show healthy improvement. Unfortunately, high yield (which is not included in the benchmark) fared especially poorly during the period. We believe that high yield will perform better, and continue to allocate portfolio assets to it accordingly.

   - Among investment-grade corporates, we held above-market positions in the bonds of a handful of telecommunications and energy companies that were tarred by the broad strokes of the Enron brush. Our analysis at the time concluded that telecom's historically generous yields offered satisfactory compensation for the fundamental credit risk of the underlying issuers, but the sector nonetheless crumbled under the weight of accounting-based improprieties and deteriorating business conditions. Bonds of a number of energy companies, which experienced problems much like those in telecom, similarly declined.

   Alternatively, two aspects of our approach were particularly additive to the Fund's overall return. These were our currency exposure and our positioning with regard to duration.

   Compared to the benchmark, we chose to overweight foreign currencies such as the yen, euro and Swiss franc due to our belief that they would

                                        1
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strengthen vs. the U.S. dollar. This proved helpful because, beginning roughly in January 2002 and through the end of the fiscal year, the dollar weakened and each of these currencies thus outperformed. We expect the latter trend to continue into 2003.

   As for duration (i.e., a fixed income instrument's weighted average number of years to maturity), we kept the portfolio positioned in bonds with intermediate-to-long maturities, notably in Europe. We did so as a result of our expectation in the fiscal year's second half that market-based interest rates would decline, which turned out to be accurate. Rates should stay in a generally downward direction into 2003, in our view, and we continue to hold longer-dated maturities throughout Continental Europe and, to a lesser degree, the U.K.

Charles C. Van Vleet,
Portfolio Manager

   INTERNATIONAL INVESTING ENTAILS SPECIAL RISK CONSIDERATIONS, INCLUDING CURRENCY FLUCTUATIONS, LOWER LIQUIDITY, ECONOMIC AND POLITICAL RISKS, AND DIFFERENCES IN ACCOUNTING METHODS.

   HIGH YIELD BONDS ARE LOWER-QUALITY BONDS THAT ARE ALSO KNOWN AS "JUNK BONDS." SUCH BONDS ENTAIL GREATER RISK THAN THOSE FOUND IN HIGHER-RATED SECURITIES.

                                        2
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[CHART]

    COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE CREDIT SUISSE
         GLOBAL FIXED INCOME FUND(1) COMMON CLASS SHARES AND THE LEHMAN BROTHERS GLOBAL AGGREGATE BOND INDEX(2) FOR TEN YEARS. (UNAUDITED)

            CREDIT SUISSE GLOBAL FIXED INCOME FUND(1)    LEHMAN BROTHERS GLOBAL AGGREGATE BOND
            COMMON CLASS -- $18,451                      INDEX(2) -- $18,334
10/31/1992                                   $ 10,000                                 $ 10,000
11/30/1992                                   $  9,842                                 $  9,905
12/31/1992                                   $  9,887                                 $ 10,015
 1/31/1993                                   $ 10,123                                 $ 10,187
 2/28/1993                                   $ 10,348                                 $ 10,347
 3/31/1993                                   $ 10,721                                 $ 10,460
 4/30/1993                                   $ 10,869                                 $ 10,610
 5/31/1993                                   $ 11,006                                 $ 10,682
 6/30/1993                                   $ 11,028                                 $ 10,737
 7/31/1993                                   $ 11,108                                 $ 10,741
 8/31/1993                                   $ 11,450                                 $ 11,015
 9/30/1993                                   $ 11,544                                 $ 11,110
10/31/1993                                   $ 11,667                                 $ 11,120
11/30/1993                                   $ 11,595                                 $ 11,022
12/31/1993                                   $ 11,821                                 $ 11,124
 1/31/1994                                   $ 11,916                                 $ 11,256
 2/28/1994                                   $ 11,726                                 $ 11,115
 3/31/1994                                   $ 11,436                                 $ 10,980
 4/30/1994                                   $ 11,340                                 $ 10,953
 5/31/1994                                   $ 11,223                                 $ 10,892
 6/30/1994                                   $ 11,171                                 $ 10,965
 7/31/1994                                   $ 11,277                                 $ 11,124
 8/31/1994                                   $ 11,268                                 $ 11,111
 9/30/1994                                   $ 11,246                                 $ 11,093
10/31/1994                                   $ 11,343                                 $ 11,210
11/30/1994                                   $ 11,407                                 $ 11,098
12/31/1994                                   $ 11,175                                 $ 11,150
 1/31/1995                                   $ 11,141                                 $ 11,383
 2/28/1995                                   $ 11,229                                 $ 11,664
 3/31/1995                                   $ 11,174                                 $ 12,054
 4/30/1995                                   $ 11,440                                 $ 12,242
 5/31/1995                                   $ 11,796                                 $ 12,620
 6/30/1995                                   $ 11,862                                 $ 12,707
 7/31/1995                                   $ 12,164                                 $ 12,765
 8/31/1995                                   $ 12,320                                 $ 12,610
 9/30/1995                                   $ 12,421                                 $ 12,844
10/31/1995                                   $ 12,546                                 $ 12,998
11/30/1995                                   $ 12,761                                 $ 13,152
12/31/1995                                   $ 12,959                                 $ 13,342
 1/31/1996                                   $ 13,137                                 $ 13,291
 2/29/1996                                   $ 12,923                                 $ 13,169
 3/31/1996                                   $ 12,900                                 $ 13,129
 4/30/1996                                   $ 13,129                                 $ 13,069
 5/31/1996                                   $ 13,212                                 $ 13,081
 6/30/1996                                   $ 13,296                                 $ 13,235
 7/31/1996                                   $ 13,395                                 $ 13,407
 8/31/1996                                   $ 13,531                                 $ 13,434
 9/30/1996                                   $ 13,792                                 $ 13,580
10/31/1996                                   $ 13,966                                 $ 13,878
11/30/1996                                   $ 14,203                                 $ 14,095
12/31/1996                                   $ 14,249                                 $ 13,997
 1/31/1997                                   $ 14,314                                 $ 13,771
 2/28/1997                                   $ 14,456                                 $ 13,707
 3/31/1997                                   $ 14,378                                 $ 13,578
 4/30/1997                                   $ 14,458                                 $ 13,609
 5/31/1997                                   $ 14,564                                 $ 13,850
 6/30/1997                                   $ 14,722                                 $ 14,000
 7/31/1997                                   $ 14,868                                 $ 14,064
 8/31/1997                                   $ 14,816                                 $ 14,033
 9/30/1997                                   $ 14,950                                 $ 14,317
10/31/1997                                   $ 14,773                                 $ 14,577
11/30/1997                                   $ 14,732                                 $ 14,498
12/31/1997                                   $ 14,561                                 $ 14,527
 1/31/1998                                   $ 14,533                                 $ 14,665
 2/28/1998                                   $ 14,687                                 $ 14,745
 3/31/1998                                   $ 14,702                                 $ 14,707
 4/30/1998                                   $ 14,832                                 $ 14,890
 5/31/1998                                   $ 14,890                                 $ 14,994
 6/30/1998                                   $ 14,891                                 $ 15,022
 7/31/1998                                   $ 14,978                                 $ 15,111
 8/31/1998                                   $ 15,050                                 $ 15,428
 9/30/1998                                   $ 15,412                                 $ 16,159
10/31/1998                                   $ 15,384                                 $ 16,366
11/30/1998                                   $ 15,673                                 $ 16,267
12/31/1998                                   $ 15,793                                 $ 16,518
 1/31/1999                                   $ 15,898                                 $ 16,453
 2/28/1999                                   $ 15,660                                 $ 15,964
 3/31/1999                                   $ 15,840                                 $ 15,985
 4/30/1999                                   $ 16,065                                 $ 15,969
 5/31/1999                                   $ 15,767                                 $ 15,736
 6/30/1999                                   $ 15,618                                 $ 15,508
 7/31/1999                                   $ 15,528                                 $ 15,746
 8/31/1999                                   $ 15,513                                 $ 15,721
 9/30/1999                                   $ 15,663                                 $ 15,915
10/31/1999                                   $ 15,724                                 $ 15,891
11/30/1999                                   $ 15,786                                 $ 15,717
12/31/1999                                   $ 15,860                                 $ 15,663
 1/31/2000                                   $ 15,733                                 $ 15,396
 2/29/2000                                   $ 15,923                                 $ 15,367
 3/31/2000                                   $ 16,067                                 $ 15,674
 4/30/2000                                   $ 15,904                                 $ 15,291
 5/31/2000                                   $ 15,889                                 $ 15,362
 6/30/2000                                   $ 16,181                                 $ 15,751
 7/31/2000                                   $ 16,181                                 $ 15,594
 8/31/2000                                   $ 16,297                                 $ 15,525
 9/30/2000                                   $ 16,380                                 $ 15,569
10/31/2000                                   $ 16,415                                 $ 15,443
11/30/2000                                   $ 16,568                                 $ 15,708
12/31/2000                                   $ 17,012                                 $ 16,161
 1/31/2001                                   $ 17,292                                 $ 16,238
 2/28/2001                                   $ 17,327                                 $ 16,265
 3/31/2001                                   $ 17,327                                 $ 15,932
 4/30/2001                                   $ 17,275                                 $ 15,913
 5/31/2001                                   $ 17,380                                 $ 15,943
 6/30/2001                                   $ 17,398                                 $ 15,831
 7/31/2001                                   $ 17,504                                 $ 16,193
 8/31/2001                                   $ 17,645                                 $ 16,681
 9/30/2001                                   $ 17,487                                 $ 16,810
10/31/2001                                   $ 17,700                                 $ 16,962
11/30/2001                                   $ 17,594                                 $ 16,765
12/31/2001                                   $ 17,553                                 $ 16,415
 1/31/2002                                   $ 17,553                                 $ 16,267
 2/28/2002                                   $ 17,516                                 $ 16,377
 3/31/2002                                   $ 17,390                                 $ 16,280
 4/30/2002                                   $ 17,776                                 $ 16,762
 5/31/2002                                   $ 18,126                                 $ 17,138
 6/30/2002                                   $ 18,366                                 $ 17,734
 7/31/2002                                   $ 18,143                                 $ 17,894
 8/31/2002                                   $ 18,420                                 $ 18,186
 9/30/2002                                   $ 18,507                                 $ 18,387
10/31/2002                                   $ 18,451                                 $ 18,334

[CHART]

    COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE CREDIT SUISSE GLOBAL FIXED INCOME FUND(1) ADVISOR CLASS SHARES AND THE LEHMAN BROTHERS
      GLOBAL AGGREGATE BOND INDEX(2) FROM INCEPTION (8/12/96). (UNAUDITED)

            CREDIT SUISSE GLOBAL FIXED INCOME FUND(1)    LEHMAN BROTHERS GLOBAL AGGREGATE BOND
            ADVISOR CLASS -- $13,201                     INDEX(2) -- $13,675
 8/12/1996                                   $ 10,000                                 $ 10,000
 8/31/1996                                   $ 10,018                                 $ 10,020
 9/30/1996                                   $ 10,209                                 $ 10,129
10/31/1996                                   $ 10,338                                 $ 10,351
11/30/1996                                   $ 10,486                                 $ 10,513
12/31/1996                                   $ 10,518                                 $ 10,440
 1/31/1997                                   $ 10,555                                 $ 10,272
 2/28/1997                                   $ 10,659                                 $ 10,223
 3/31/1997                                   $ 10,611                                 $ 10,128
 4/30/1997                                   $ 10,659                                 $ 10,150
 5/31/1997                                   $ 10,737                                 $ 10,330
 6/30/1997                                   $ 10,852                                 $ 10,443
 7/31/1997                                   $ 10,949                                 $ 10,490
 8/31/1997                                   $ 10,910                                 $ 10,466
 9/30/1997                                   $ 10,998                                 $ 10,679
10/31/1997                                   $ 10,868                                 $ 10,873
11/30/1997                                   $ 10,828                                 $ 10,814
12/31/1997                                   $ 10,700                                 $ 10,835
 1/31/1998                                   $ 10,680                                 $ 10,938
 2/28/1998                                   $ 10,783                                 $ 10,998
 3/31/1998                                   $ 10,783                                 $ 10,970
 4/30/1998                                   $ 10,877                                 $ 11,106
 5/31/1998                                   $ 10,919                                 $ 11,183
 6/30/1998                                   $ 10,908                                 $ 11,205
 7/31/1998                                   $ 10,961                                 $ 11,271
 8/31/1998                                   $ 11,024                                 $ 11,507
 9/30/1998                                   $ 11,268                                 $ 12,053
10/31/1998                                   $ 11,247                                 $ 12,207
11/30/1998                                   $ 11,459                                 $ 12,133
12/31/1998                                   $ 11,535                                 $ 12,321
 1/31/1999                                   $ 11,610                                 $ 12,272
 2/28/1999                                   $ 11,426                                 $ 11,907
 3/31/1999                                   $ 11,512                                 $ 11,923
 4/30/1999                                   $ 11,685                                 $ 11,911
 5/31/1999                                   $ 11,456                                 $ 11,737
 6/30/1999                                   $ 11,347                                 $ 11,567
 7/31/1999                                   $ 11,271                                 $ 11,745
 8/31/1999                                   $ 11,250                                 $ 11,726
 9/30/1999                                   $ 11,369                                 $ 11,871
10/31/1999                                   $ 11,401                                 $ 11,853
11/30/1999                                   $ 11,444                                 $ 11,723
12/31/1999                                   $ 11,487                                 $ 11,683
 1/31/2000                                   $ 11,389                                 $ 11,483
 2/29/2000                                   $ 11,530                                 $ 11,462
 3/31/2000                                   $ 11,627                                 $ 11,691
 4/30/2000                                   $ 11,505                                 $ 11,405
 5/31/2000                                   $ 11,493                                 $ 11,458
 6/30/2000                                   $ 11,692                                 $ 11,749
 7/31/2000                                   $ 11,692                                 $ 11,631
 8/31/2000                                   $ 11,759                                 $ 11,580
 9/30/2000                                   $ 11,815                                 $ 11,613
10/31/2000                                   $ 11,838                                 $ 11,518
11/30/2000                                   $ 11,942                                 $ 11,716
12/31/2000                                   $ 12,264                                 $ 12,054
 1/31/2001                                   $ 12,453                                 $ 12,112
 2/28/2001                                   $ 12,464                                 $ 12,132
 3/31/2001                                   $ 12,464                                 $ 11,883
 4/30/2001                                   $ 12,427                                 $ 11,869
 5/31/2001                                   $ 12,497                                 $ 11,891
 6/30/2001                                   $ 12,497                                 $ 11,808
 7/31/2001                                   $ 12,568                                 $ 12,078
 8/31/2001                                   $ 12,663                                 $ 12,442
 9/30/2001                                   $ 12,555                                 $ 12,538
10/31/2001                                   $ 12,697                                 $ 12,652
11/30/2001                                   $ 12,626                                 $ 12,505
12/31/2001                                   $ 12,574                                 $ 12,243
 1/31/2002                                   $ 12,574                                 $ 12,133
 2/28/2002                                   $ 12,549                                 $ 12,215
 3/31/2002                                   $ 12,458                                 $ 12,143
 4/30/2002                                   $ 12,735                                 $ 12,502
 5/31/2002                                   $ 12,985                                 $ 12,782
 6/30/2002                                   $ 13,157                                 $ 13,228
 7/31/2002                                   $ 12,997                                 $ 13,347
 8/31/2002                                   $ 13,196                                 $ 13,564
 9/30/2002                                   $ 13,251                                 $ 13,714
10/31/2002                                   $ 13,201                                 $ 13,675

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[CHART]

    COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE CREDIT SUISSE GLOBAL FIXED INCOME FUND(1) CLASS A SHARES(3),(4) AND THE LEHMAN BROTHERS GLOBAL
         AGGREGATE BOND INDEX(2) FROM INCEPTION (11/30/01). (UNAUDITED)

            CREDIT SUISSE GLOBAL FIXED INCOME FUND(1)    LEHMAN BROTHERS GLOBAL AGGREGATE BOND
            CLASS A(3),(4) -- $9,954                     INDEX(2) -- $10,936
11/30/01                                      $ 9,525                                 $ 10,000
12/31/01                                      $ 9,490                                 $  9,791
 1/31/02                                      $ 9,490                                 $  9,703
 2/28/02                                      $ 9,470                                 $  9,768
 3/31/02                                      $ 9,398                                 $  9,711
 4/30/02                                      $ 9,597                                 $  9,998
 5/31/02                                      $ 9,795                                 $ 10,222
 6/30/02                                      $ 9,922                                 $ 10,578
 7/31/02                                      $ 9,802                                 $ 10,673
 8/31/02                                      $ 9,951                                 $ 10,847
 9/30/02                                      $ 9,984                                 $ 10,967
10/31/02                                      $ 9,954                                 $ 10,936

Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

               AVERAGE ANNUAL RETURNS AS OF SEPTEMBER 30, 2002(1)

                                                                          SINCE
                                   ONE YEAR    FIVE YEAR    TEN YEAR    INCEPTION
                                   --------    ---------    --------    ---------
Common                               5.86%       4.35%        6.10%      6.89%
Advisor                              5.30%       3.78%          --       4.69%
Class A Without Sales Charge           --          --           --       4.87%(4)
Class A With Maximum Sales Charge      --          --           --      (0.16%)(4)

                AVERAGE ANNUAL RETURNS AS OF OCTOBER 31, 2002(1)

                                                                         SINCE
                                   ONE YEAR    FIVE YEAR    TEN YEAR    INCEPTION
                                   --------    ---------    --------    ---------
Common                               4.27%       4.53%        6.32%      6.82%
Advisor                              3.71%       3.95%          --       4.56%
Class A Without Sales Charge           --          --           --       4.55%(4)
Class A With Maximum Sales Charge      --          --           --      (0.46%)(4)

----------
(1) Fee waivers and/or expense reimbursements reduced expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.
(2) The Lehman Brothers Global Aggregate Bond Index is a macro index of global government and corporate bond markets, and is composed of various indices calculated by Lehman Brothers Inc., including the U.S. Aggregate Bond Index, the Pan-European Aggregate Index, the Global Treasury Index, the Asian-Pacific Aggregate Index, the Eurodollar Index and the U.S. Investment Grade 144A Index. Investors cannot invest directly in an index.
(3) Total return for Class A shares for the reporting period, based on offering price (with maximum sales charge of 4.75%), was -0.46%.
(4)  Returns for periods of less than one year are not annualized.

CREDIT SUISSE GLOBAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
October 31, 2002

    PAR(1)                                                        RATINGS+
    (000)                                                       (S&P/MOODY'S)   MATURITY      RATE%       VALUE
    ------                                                      -------------   --------     ------    -----------
BONDS (79.5%)
BELGIUM (1.9%)
SOVEREIGN (1.9%)
 $   2,000(A)  Belgium Kingdom                                   (AA+, Aa1)     03/28/28      5.500    $ 2,061,412
                                                                                                       -----------
TOTAL BELGIUM                                                                                            2,061,412
                                                                                                       -----------
CANADA (2.1%)
ENTERTAINMENT (0.2%)
       125(B)  Intrawest Corp., Rule 144A, Private Placement,
                 Senior Notes (Callable 2/01/05 @ $105.25)++      (B+, B1)      02/01/10     10.500        126,250
        90(B)  Intrawest Corp., Yankee Senior Notes (Callable
                 2/01/05 @ $105.25)                               (B+, B1)      02/01/10     10.500         90,900
                                                                                                       -----------
                                                                                                           217,150
                                                                                                       -----------
SOVEREIGN (1.5%)
  180,000(B)   Canadian Government                               (AA+, Aaa)     03/23/09      1.900      1,612,629
                                                                                                       -----------
TELECOMMUNICATIONS (0.4%)
       190(B)  TELUS Corp., Yankee Notes                         (BBB, Ba1)     06/01/07      7.500        157,700
       305(B)  TELUS Corp., Yankee Notes                         (BBB, Ba1)     06/01/11      8.000        236,375
                                                                                                       -----------
                                                                                                           394,075
                                                                                                       -----------
TOTAL CANADA                                                                                             2,223,854
                                                                                                       -----------
FRANCE (8.3%)
SOVEREIGN (8.3%)
     2,700(A)  Government of France                              (AAA, Aaa)     04/25/05      7.500      2,945,307
     2,200(A)  Government of France                              (AAA, Aaa)     04/25/06      7.250      2,444,842
     2,700(A)  Government of France                              (AAA, Aaa)     04/25/07      5.500      2,860,281
       700(A)  Government of France                              (AAA, Aaa)     04/25/29      5.500        729,823
                                                                                                       -----------
TOTAL FRANCE                                                                                             8,980,253
                                                                                                       -----------
GERMANY (3.6%)
SOVEREIGN (3.6%)
     2,500(A)  Federal Republic of Germany                       (AAA, Aaa)     08/17/07      4.500      2,550,375
     1,300(A)  German Government                                 (AAA, Aaa)     01/04/28      5.625      1,378,992
                                                                                                       -----------
TOTAL GERMANY                                                                                            3,929,367
                                                                                                       -----------
ITALY (3.9%)
SOVEREIGN (3.9%)
     2,500(B)  Republic of Italy                                  (AA, Aa2)     03/01/07      4.500      2,546,354
   190,000(C)  Republic of Italy                                  (AA, Aa2)     02/23/10      1.800      1,697,507
                                                                                                       -----------
TOTAL ITALY                                                                                              4,243,861
                                                                                                       -----------
JAPAN (2.6%)
MULTI-NATIONAL (2.6%)
   120,000     Inter-American Development Bank                   (AAA, Aaa)     07/08/09      1.900      1,077,399
   190,000     World Bank                                        (AAA, Aaa)     12/20/04      4.750      1,705,668
                                                                                                       -----------
TOTAL JAPAN                                                                                              2,783,067
                                                                                                       -----------

                 See Accompanying Notes to Financial Statements.

                                        6

    PAR(1)                                                        RATINGS+
    (000)                                                       (S&P/MOODY'S)   MATURITY      RATE%       VALUE
    ------                                                      -------------   --------     ------    -----------
BONDS (CONTINUED)

NETHERLANDS (3.5%)
SOVEREIGN (3.5%)
 $     725(A)  Netherlands Government                            (AAA, Aaa)     07/15/09      3.750    $   699,914
     2,900(A)  Netherlands Government                            (AAA, Aaa)     01/15/28      5.500      3,044,291
                                                                                                       -----------
TOTAL NETHERLANDS                                                                                        3,744,205
                                                                                                       -----------
SINGAPORE (0.0%)
ELECTRONICS (0.0%)
        35(B)  Flextronics International, Ltd., Yankee
                 Senior Subordinated Notes (Callable
                 7/01/05 @ $104.94)                              (BB-, Ba2)     07/01/10      9.875         36,575
                                                                                                       -----------
TOTAL SINGAPORE                                                                                             36,575
                                                                                                       -----------
SPAIN (5.2%)
SOVEREIGN (5.2%)
   320,000(C)  Spanish Government                                (AA+, Aaa)     09/20/06      3.100      2,908,853
     1,800(A)  Spanish Government                                (AA+, Aaa)     03/31/07      7.350      2,034,976
       700(A)  Spanish Government                                (AA+, Aaa)     07/30/32      5.750        752,492
                                                                                                       -----------
TOTAL SPAIN                                                                                              5,696,321
                                                                                                       -----------
UNITED KINGDOM (4.3%)
BANKS (1.3%)
     1,456(A)  Lloyds TSB Bank PLC (Callable
                 7/15/09 @ 100 Euro)#                             (A+, Aa1)     07/15/49      5.625      1,481,811
                                                                                                       -----------
SOVEREIGN (2.7%)
     1,725     UK Treasury Bonds (United Kingdom LOC)            (AAA, Aaa)     12/07/09      5.750      2,907,768
                                                                                                       -----------
TELECOMMUNICATIONS (0.3%)
       265(B)  British Telecommunications PLC, Global Bonds      (A-, Baa1)     12/15/30      8.875        320,957
                                                                                                       -----------
TOTAL UNITED KINGDOM                                                                                     4,710,536
                                                                                                       -----------
UNITED STATES (44.1%)
AEROSPACE & DEFENSE (0.1%)
        70     Sequa Corp., Senior Notes                          (BB, Ba3)     08/01/09      9.000         59,150
        60     Sequa Corp., Series B, Senior Notes               (BB-, Ba3)     04/01/08      8.875         50,700
        35     The Boeing Co., Debentures                         (A+, A2)      06/15/25      7.250         36,286
        15     The Boeing Co., Debentures                         (A+, A2)      08/15/42      7.500         15,535
                                                                                                       -----------
                                                                                                           161,671
                                                                                                       -----------
APPAREL (0.0%)
        20     Levi Strauss & Co., Notes                         (BB-, Caa1)    11/01/06      7.000         17,000
                                                                                                       -----------

                 See Accompanying Notes to Financial Statements.

                                        7

    PAR(1)                                                        RATINGS+
    (000)                                                       (S&P/MOODY'S)   MATURITY      RATE%       VALUE
    ------                                                      -------------   --------     ------    -----------
BONDS (CONTINUED)
UNITED STATES (CONTINUED)

ASSET BACKED SECURITIES (1.5%)
 $     260     DaimlerChrylser Master Owner Trust,
                 Series 2002-A, Class A#                         (AAA, Aaa)     05/15/07      1.863    $   260,106
       550     Discover Card Master Trust I, Series 1999-5,
                 Class A#                                        (AAA, Aaa)     12/18/06      1.983        551,077
       240     Fleet Credit Master Trust II, Series 2002-A,
                 Class A#                                        (AAA, Aaa)     10/15/07      1.853        240,100
       330     Ford Credit Floorplan Master Owner Trust,
                 Series 2001-1, Class A#                         (AAA, Aaa)     07/17/06      1.893        330,499
       290     MBNA Master Credit Card Trust,
                 Series 1996-M, Class A#                         (AAA, Aaa)     04/15/09      1.880        290,416
                                                                                                       -----------
                                                                                                         1,672,198
                                                                                                       -----------
AUTOMOBILE MANUFACTURERS (1.6%)
       500     DaimlerChrysler NA Holding Corp., Company
                 Guaranteed, Global Notes                        (BBB+, A3)     01/15/12      7.300        542,235
       175     DaimlerChrysler NA Holding Corp.,
                 Global Notes                                    (BBB+, A3)     05/15/06      6.400        185,572
       190     Ford Motor Co., Unsecured Notes                   (BBB, Baa1)    07/16/31      7.450        145,519
       880     General Motors Corp., Global Notes                 (BBB, A3)     01/15/11      7.200        828,828
                                                                                                       -----------
                                                                                                         1,702,154
                                                                                                       -----------
AUTOMOBILE PARTS & EQUIPMENT (0.1%)
        95     Collins & Aikman Products Corp., Company
                 Guaranteed, Senior Subordinated Notes
                 (Callable 12/06/02 @ $103.83)                     (B, B2)      04/15/06     11.500         79,088
        60     Metaldyne Corp., Rule 144A, Private Placement,
                 Senior Subordinated Notes (Callable
                 6/15/07 @ $105.50)a                               (B, B3)      06/15/12     11.000         42,900
                                                                                                       -----------
                                                                                                           121,988
                                                                                                       -----------
BUILDING MATERIALS (0.2%)
        65     Dayton Superior Corp., Company Guaranteed
                 Notes (Callable 6/15/07 @ $102.17)              (B-, Caa2)     06/15/09     13.000         51,025
       180     Nortek, Inc., Series B, Global
                 Senior Subordinated Notes (Callable
                 6/15/06 @ $104.94)                               (B-, B3)      06/15/11      9.875        170,550
                                                                                                       -----------
                                                                                                           221,575
                                                                                                       -----------
CHEMICALS (0.3%)
       125     Applied Extrusion Technologies, Inc.,
                 Series B, Company Guaranteed (Callable
                 7/01/06 @ $105.38)                               (B, Caa1)     07/01/11     10.750         75,625
       210     Avecia Group PLC, Global Company Guaranteed
                 (Callable 7/01/04 @ $105.50)                      (B, B3)      07/01/09     11.000        177,450
        90     Mississippi Chemical Corp., Bonds                 (CCC, Caa2)    11/15/17      7.250         16,650
        20     Scotts Co., Company Guaranteed (Callable
                 1/15/04 @ $104.31)                               (B+, B2)      01/15/09      8.625         20,900
                                                                                                       -----------
                                                                                                           290,625
                                                                                                       -----------

                 See Accompanying Notes to Financial Statements.

                                        8

    PAR(1)                                                        RATINGS+
    (000)                                                       (S&P/MOODY'S)   MATURITY      RATE%       VALUE
    ------                                                      -------------   --------     ------    -----------
BONDS (CONTINUED)
UNITED STATES (CONTINUED)

COLLATERALIZED MORTGAGE BACKED SECURITIES (1.4%)
 $   1,390     LB-UBS Commercial Mortgage Trust,
                 Series 2002-C2, Class A4                        (AAA, Aaa)     06/15/31      5.594    $ 1,468,104
                                                                                                       -----------
COMMERCIAL SERVICES (0.1%)
        30     Iron Mountain, Inc., Company Guaranteed
                 (Callable 4/01/06 @ $104.31)                      (B, B2)      04/01/13      8.625         31,425
       105     La Petite Academy, Inc., Series B, Company
                 Guaranteed (Callable 5/15/03 @ $105.00)          (CC, Ca)      05/15/08     10.000         55,125
                                                                                                       -----------
                                                                                                            86,550
                                                                                                       -----------
COMPUTERS (0.1%)
        55     Unisys Corp., Senior Notes                        (BB+, Ba1)     01/15/05      7.250         55,275
                                                                                                       -----------
COSMETICS/PERSONAL CARE (0.1%)
       135     Armkel LLC & Armkel Financial, Global
                 Senior Subordinated Notes (Callable
                 8/15/05 @ $104.75)                               (B-, B2)      08/15/09      9.500        144,788
                                                                                                       -----------
DIVERSIFIED FINANCIALS (3.3%)
        45     Boeing Capital Corp., Global Bonds                 (A+, A3)      01/15/13      5.800         43,866
        75     Chukchansi Economic Development Authority,
                 Rule 144A, Private Placement, Senior Notes
                 (Callable 10/01/06 @ $113.00)++                  (NR, NR)      06/15/09     14.500         69,187
       490     Countrywide Home Loans, Inc., Global
                 Company Guaranteed                                (A, A3)      02/01/07      5.500        510,023
       100     Ford Motor Credit Co., Global Bonds               (BBB+, A3)     02/01/11      7.375         89,503
       250     Morgan Stanley Group, Inc.                         (A+, Aa3)     04/15/06      6.100        268,637
   248,000(C)  Toyota Motor Credit Corp., Global Notes           (AAA, Aa1)     12/20/04      1.000      2,059,091
       395     Verizon Global Funding Corp., Global Notes         (A+, A1)      12/01/30      7.750        424,761
        75     Verizon Global Funding Corp., Global Notes         (A+, A1)      06/15/32      7.750         80,743
                                                                                                       -----------
                                                                                                         3,545,811
                                                                                                       -----------
ELECTRIC (0.8%)
        40     Calpine Corp., Senior Notes                        (B+, B1)      08/15/10      8.625         13,000
       350     Cincinnati Gas & Electric Co., Notes              (BBB, Baa1)    09/15/12      5.700        347,833
        30     CMS Energy Corp., Senior Notes                     (B+, B3)      01/15/09      7.500         21,629
       140     CMS Energy Corp., Series B, Senior Notes           (BB, B3)      01/15/04      6.750        113,435
       420     PSEG Power LLC, Rule 144A, Private
                 Placement, Notes++                              (BBB, Baa1)    06/01/12      6.950        366,130
                                                                                                       -----------
                                                                                                           862,027
                                                                                                       -----------
ELECTRICAL COMPONENTS & EQUIPMENT (0.1%)
       105     Motors & Gears, Inc., Series D, Senior Notes
                 (Callable 12/06/02 @ $103.58)                   (B-, Caa1)     11/15/06     10.750         89,775
                                                                                                       -----------
                 See Accompanying Notes to Financial Statements.

                                        9

    PAR(1)                                                        RATINGS+
    (000)                                                       (S&P/MOODY'S)   MATURITY      RATE%       VALUE
    ------                                                      -------------   --------     ------    -----------
BONDS (CONTINUED)
UNITED STATES (CONTINUED)

ENTERTAINMENT (0.9%)
 $      60     Argosy Gaming Co., Company Guaranteed
                 (Callable 6/01/04 @ $105.38)                     (B+, B2)      06/01/09     10.750    $    66,300
       110     Bluegreen Corp., Company Guaranteed, Senior
                 Secured Notes (Callable 4/01/03 @ $105.25)        (B, B3)      04/01/08     10.500         93,500
        55     Horseshoe Gaming Holding Corp.,
                 Series B, Company Guaranteed (Callable
                 5/15/04 @ $104.31)                               (B+, B2)      05/15/09      8.625         58,163
       120     Isle of Capri Casinos, Inc., Company Guaranteed
                 (Callable 4/15/04 @ $104.38)                      (B, B2)      04/15/09      8.750        120,600
        65     Kerzner International, Ltd., Global Company
                 Guaranteed, Senior Subordinated Notes
                 (Callable 8/15/06 @ $104.44)                     (B+, B2)      08/15/11      8.875         65,650
       315     Mohegan Tribal Gaming, Global Senior
                 Subordinated Notes (Callable
                 7/01/06 @ $104.19)                              (BB-, Ba3)     07/01/11      8.375        330,750
       115     Penn National Gaming, Inc., Company
                 Guaranteed (Callable 3/15/06 @ $104.44)          (B-, B3)      03/15/10      8.875        116,437
       155     Walt Disney Co., Global Notes                    (BBB+, Baa1)    03/01/12      6.375        166,213
                                                                                                       -----------
                                                                                                         1,017,613
                                                                                                       -----------
ENVIRONMENTAL CONTROL (0.1%)
       115     Allied Waste North America, Series B,
                 Company Guaranteed, Senior Notes (Callable
                 1/01/04 @ $103.94)                              (BB-, Ba3)     01/01/09      7.875        109,825
                                                                                                       -----------
FOOD (0.6%)
        10     Archibald Candy Corp., Company
                 Guaranteed, Senior Secured Notes (Callable
                 12/06/02 @ $102.56)***                           (NR, NR)      07/01/04     10.250          4,950
       105     Aurora Foods, Inc., Series B,
                 Senior Subordinated Notes (Callable
                 7/01/03 @ $106.38)                              (CCC, Caa3)    07/01/08      8.750         46,200
        45     Fleming Companies, Inc., Company Guaranteed
                 (Callable 6/15/06 @ $104.62)                     (B+, B2)      06/15/10      9.250         37,125
        65     Fleming Companies, Inc., Global Company
                 Guaranteed (Callable 4/01/05 @ $105.06)          (B+, B2)      04/01/08     10.125         55,575
       170     Land O' Lakes, Inc., Global Senior Notes
                 (Callable 11/15/06 @ $104.38)                    (B+, B2)      11/15/11      8.750         94,350
        40     Premier International Foods PLC, Yankee Senior
                 Notes (Callable 9/01/04 @ $106.00)               (B-, B3)      09/01/09     12.000         41,550
        20     Stater Brothers Holdings, Inc., Senior Notes
                 (Callable 8/15/03 @ $105.38)                     (B-, B2)      08/15/06     10.750         20,300
       300     Tyson Foods, Inc., Global Notes                   (BBB, Baa3)    10/01/04      6.625        317,160
                                                                                                       -----------
                                                                                                           617,210
                                                                                                       -----------

                 See Accompanying Notes to Financial Statements.

                                       10

    PAR(1)                                                        RATINGS+
    (000)                                                       (S&P/MOODY'S)   MATURITY      RATE%       VALUE
    ------                                                      -------------   --------     ------    -----------
BONDS (CONTINUED)
UNITED STATES (CONTINUED)

FOREST PRODUCTS, PAPER (0.2%)
 $     155     Appleton Papers, Inc., Series B, Global Company
                 Guaranteed (Callable 12/15/05 @ $106.25)         (B+, B3)      12/15/08     12.500    $   161,975
        40     Georgia-Pacific Corp., Senior Notes               (BB+, Ba1)     05/15/31      8.875         30,878
                                                                                                       -----------
                                                                                                           192,853
                                                                                                       -----------
GAS (0.4%)
       340     KeySpan Corp., Senior Notes                         (A, A3)      11/15/30      8.000        409,173
                                                                                                       -----------
HEALTHCARE SERVICES (0.4%)
        15     Extendicare Health Services, Inc., Company
                 Guaranteed (Callable 12/15/02 @ $104.67)        (CCC+, B3)     12/15/07      9.350         12,975
       420     HCA, Inc., Notes                                  (BBB-, Ba1)    07/01/07      7.000        445,968
       150     Magellan Health Services, Inc.,
                 Senior Subordinated Notes (Callable
                 2/15/03 @ $104.50)                               (CC, Ca)      02/15/08      9.000         26,250
                                                                                                       -----------
                                                                                                           485,193
                                                                                                       -----------
HOLDING COMPANIES (0.0%)
        45     Werner Holding Co., Inc., Series A, Company
                 Guaranteed (Callable 11/15/02 @ $105.00)         (B-, B2)      11/15/07     10.000         42,525
                                                                                                       -----------
HOME BUILDERS (0.0%)
        20     Ryland Group, Senior Notes (Callable
                 9/01/05 @ $104.88)                              (BB+, Ba2)     09/01/10      9.750         21,750
                                                                                                       -----------
HOME FURNISHINGS (0.1%)
       115     Sealy Mattress Co., Series B,
                 Senior Subordinated Notes (Callable
                 12/15/02 @ $104.94)                              (B-, B3)      12/15/07      9.875        105,225
                                                                                                       -----------
IRON & STEEL (0.1%)
        75     AK Steel Corp., Company Guaranteed (Callable
                 2/15/04 @ $103.94)                               (BB, B1)      02/15/09      7.875         75,000
        50     Oregon Steel Mills, Inc., Rule 144A, Private
                 Placement, First Mortgage Notes (Callable
                 7/15/06 @ $105.00)++                             (BB-, B1)     07/15/09     10.000         50,250
                                                                                                       -----------
                                                                                                           125,250
                                                                                                       -----------
LEISURE TIME (0.3%)
       300     Carnival Corp., Yankee Notes                        (A, A2)      04/15/08      6.150        316,676
        45     Hockey Co. & Sports Maska, Inc., Senior
                 Secured, Global Notes, Units (Callable
                 4/15/06 @ $105.62)                               (NR, NR)      04/15/09     11.250         43,200
                                                                                                       -----------
                                                                                                           359,876
                                                                                                       -----------

                 See Accompanying Notes to Financial Statements.

                                       11

    PAR(1)                                                        RATINGS+
    (000)                                                       (S&P/MOODY'S)   MATURITY      RATE%       VALUE
    ------                                                      -------------   --------     ------    -----------
BONDS (CONTINUED)
UNITED STATES (CONTINUED)

LODGING (1.0%)
 $     260     Boyd Gaming Corp., Company Guaranteed
                 (Callable 8/01/05 @ $104.62)                    (BB-, Ba3)     08/01/09      9.250    $   282,750
       155     Hard Rock Hotel, Inc., Series B,
                 Senior Subordinated Notes (Callable
                 12/06/02 @ $104.62)                             (B-, Caa1)     04/01/05      9.250        153,837
       190     Hilton Hotels Corp., Notes                        (BBB-, Ba1)    02/15/11      8.250        194,121
       160     Majestic Investor Holdings, Company
                 Guaranteed, Senior Secured Notes (Callable
                 11/30/05 @ $105.83)                               (B, B2)      11/30/07     11.653        140,200
        65     Mandalay Resort Group, Senior Subordinated
                 Notes (Callable 12/01/02 @ $104.62)             (BB-, Ba3)     12/01/05      9.250         67,438
        20     MGM Mirage, Inc., Company Guaranteed              (BB+, Ba2)     06/01/07      9.750         22,100
       115     Prime Hospitality Corp., Series B,
                 Global Senior Subordinated Notes (Callable
                 5/01/07 @ $104.19)                               (B+, B1)      05/01/12      8.375        105,225
        60     Riviera Holdings Corp., Rule 144A, Private
                 Placement, Company Guaranteed (Callable
                 6/15/06 @ $105.50)++                             (B+, B2)      06/15/10     11.000         55,050
       115     Windsor Woodmont Black Hawk, Series B,
                 First Mortgage (Callable 12/06/02 @ $113.00)***  (NR, NR)      03/15/05     13.000         75,325
                                                                                                       -----------
                                                                                                         1,096,046
                                                                                                       -----------
MEDIA (1.5%)
        40     AMFM, Inc., Series B, Senior Subordinated
                 Notes (Callable 12/15/02 @ $104.06)             (BB+, Ba2)     12/15/07      8.125         41,800
       290     AOL Time Warner, Inc., Global Bonds              (BBB+, Baa1)    04/15/31      7.625        263,636
        25     Charter Communications Holdings LLC,
                 Senior Notes (Callable 4/01/04 @ $104.31)        (B-, B2)      04/01/09      8.625         10,875
        40     Coaxial Communications/Phoenix,
                 Company Guaranteed, Senior Notes (Callable
                 12/06/02 @ $105.00)                               (B, B3)      08/15/06     10.000         34,250
       200     Comcast Cable Communications, Inc.,
                 Senior Notes                                    (BBB, Baa3)    01/30/11      6.750        191,205
        20     CSC Holdings, Inc., Series B, Senior Notes         (BB-, B1)     07/15/09      8.125         16,700
        40     CSC Holdings, Inc., Series B, Senior Notes         (BB-, B1)     04/01/11      7.625         32,900
        40     James Cable Partners LP, Series B, Senior
                 Notes (Callable 12/06/02 @ $102.69)             (NR, Caa2)     08/15/04     10.750         19,800
        40     Lin Televison Corp., Company Guaranteed
                 (Callable 3/01/03 @ $104.19)                     (B-, B3)      03/01/08      8.375         41,700
        40     Mediacom LLC Capital Corp., Senior Notes
                 (Callable 1/15/06 @ $104.75)                     (B+, B2)      01/15/13      9.500         29,200
       450     News America Holdings, Inc.,
                 Company Guaranteed                             (BBB-, Baa3)    10/17/16      8.000        476,113
       215     News America, Inc., Company Guaranteed           (BBB-, Baa3)    11/30/28      7.625        197,994

                 See Accompanying Notes to Financial Statements.

                                       12

    PAR(1)                                                        RATINGS+
    (000)                                                       (S&P/MOODY'S)   MATURITY      RATE%        VALUE
    ------                                                      -------------   --------     ------    ------------
BONDS (CONTINUED)
UNITED STATES (CONTINUED)

MEDIA (CONTINUED)
 $     120     Salem Communications Corp., Series B,
                 Company Guaranteed, Senior Subordinated
                 Notes (Callable 12/06/02 @ $104.75)              (B-, B3)      10/01/07      9.500    $    125,100
       150     Viacom, Inc., Global Company Guaranteed            (A-, A3)      08/15/12      5.625         156,513
                                                                                                       ------------
                                                                                                          1,637,786
                                                                                                       ------------
METAL FABRICATE/HARDWARE (0.1%)
        65     Alltrista Corp., Rule 144A, Private Placement,
                 Senior Subordinated Notes (Callable
                 5/01/07 @ $104.88)++                             (B-, B3)      05/01/12      9.750          65,325
                                                                                                       ------------
MISCELLANEOUS MANUFACTURING (0.1%)
       120     Building Materials Corp., Company Guaranteed       (B+, B2)      12/01/08      8.000          88,200
                                                                                                       ------------
MORTGAGE BACKED SECURITIES (17.1%)
       430     Fannie Mae                                        (AAA, Aaa)     01/15/07      5.000         464,365
       770     Fannie Mae                                        (AAA, Aaa)     04/25/21      5.250         792,209
     1,300     Fannie Mae Pool #662830                           (AAA, Aaa)     10/01/32      7.500       1,375,535
     3,000     Fannie Mae TBA                                    (AAA, Aaa)     11/01/32      6.000       3,084,360
     5,730     Fannie Mae TBA                                    (AAA, Aaa)     11/01/32      6.500       5,937,713
     1,500     Fannie Mae TBA                                    (AAA, Aaa)     11/01/32      7.000       1,567,500
     1,700     Fannie Mae TBA                                    (AAA, Aaa)     11/01/32      7.500       1,798,280
     1,336     Ginnie Mae Pool #415189                           (AAA, Aaa)     03/15/26      7.000       1,409,874
     2,072     Ginnie Mae Pool #506601                           (AAA, Aaa)     03/15/29      6.500       2,162,334
                                                                                                       ------------
                                                                                                         18,592,170
                                                                                                       ------------
OIL & GAS (1.1%)
        15     Abraxas Petroleum Corp., Series B, Company
                 Guaranteed (Callable 3/15/03 @ $100.00)         (CCC-, B3)     03/15/03     12.875          15,000
       110     Chesapeake Energy Corp., Global Company
                 Guaranteed, Senior Notes (Callable
                 4/01/06 @ $104.06)                               (B+, B1)      04/01/11      8.125         112,750
       350     Conoco Funding Co., Global Company Guaranteed      (A-, A3)      10/15/31      7.250         398,872
        80     Denbury Management, Inc., Company
                 Guaranteed, Senior Subordinated Notes
                 (Callable 3/01/03 @ $104.50)                      (B, B3)      03/01/08      9.000          81,800
        40     Forest Oil Corp., Global Company Guaranteed
                 (Callable 5/01/07 @ $103.88)                     (BB, Ba3)     05/01/14      7.750          40,600
       200     Forest Oil Corp., Global Senior Notes              (BB, Ba3)     06/15/08      8.000         213,000
       185     Mission Resources Corp., Series C,
                 Global Company Guaranteed (Callable
                 12/06/02 @ $105.44)                             (B-, Caa1)     04/01/07     10.875         111,925
        20     Ocean Energy, Inc., Series B, Company
                 Guaranteed (Callable 7/01/03 @ $104.19)         (BB+, Ba1)     07/01/08      8.375          21,100
        20     Parker Drilling Co., Series B, Senior Notes,
                 Company Guaranteed (Callable
                 11/15/04 @ $105.06)                              (B+, B1)      11/15/09     10.125          19,500

                 See Accompanying Notes to Financial Statements.

                                       13

    PAR(1)                                                        RATINGS+
    (000)                                                       (S&P/MOODY'S)   MATURITY      RATE%       VALUE
    ------                                                      -------------   --------     ------    -----------
BONDS (CONTINUED)
UNITED STATES (CONTINUED)

OIL & GAS (CONTINUED)
 $     200     Vintage Petroleum, Inc., Global Senior Notes
                 (Callable 5/01/07 @ $104.12)                    (BB-, Ba3)     05/01/12      8.250    $   205,000
                                                                                                       -----------
                                                                                                         1,219,547
                                                                                                       -----------
OIL & GAS SERVICES (0.0%)
        26     Southwest Royalties, Inc., Company
                 Guaranteed, Senior Secured Notes (Callable
                 12/04/02 @ $100.00)                             (CCC-, NR)     06/30/04     10.500         25,968
                                                                                                       -----------
OTHER ASSET BACKED SECURITIES (1.5%)
       450     CNH Equipment Trust, Series 2002-A, Class A3#     (AAA, Aaa)     07/17/06      2.053        451,578
     1,070     PECO Energy Transition Trust, Series 1999-A,
                 Class A6                                        (AAA, Aaa)     03/01/09      6.050      1,177,588
                                                                                                       -----------
                                                                                                         1,629,166
                                                                                                       -----------
PACKAGING & CONTAINERS (0.3%)
        40     Four M Corp., Series B, Senior Secured Notes
                 (Callable 12/06/02 @ $104.00)                     (B, B3)      06/01/06     12.000         41,600
        60     Owens-Brockway Glass Containers,
                 Global Company Guaranteed (Callable
                 2/15/06 @ $104.44)                               (BB, B2)      02/15/09      8.875         61,950
        45     Owens-Illinois, Inc., Senior Notes                 (B+, B3)      05/15/08      7.350         40,388
       110     Packaged Ice, Inc., Series B, Company
                 Guaranteed, Senior Unsecured Notes (Callable
                 12/06/02 @ $104.88)                             (B-, Caa3)     02/01/05      9.750         81,950
        75     Stone Container Corp., Global Senior Notes
                 (Callable 7/01/07 @ $104.19)                      (B, B2)      07/01/12      8.375         77,625
                                                                                                       -----------
                                                                                                           303,513
                                                                                                       -----------
PHARMACEUTICALS (0.1%)
       140     NBTY, Inc., Series B, Senior Subordinated Notes
                 (Callable 12/06/02 @ $104.31)                    (B+, B1)      09/15/07      8.625        141,400
                                                                                                       -----------
PIPELINES (0.9%)
       750     Consolidated Natural Gas Co., Senior Notes        (BBB+, A3)     04/15/11      6.850        808,159
       150     Duke Energy Field Services LLC, Notes             (BBB, Baa2)    08/16/05      7.500        152,019
        55     Western Gas Resources, Inc., Company
                 Guaranteed (Callable 6/15/04 @ $105.00)         (BB-, Ba3)     06/15/09     10.000         58,025
                                                                                                       -----------
                                                                                                         1,018,203
                                                                                                       -----------
RETAIL (0.6%)
       140     Leslie's Poolmart, Senior Notes (Callable
                 12/06/02 @ $102.59)                              (B-, B3)      07/15/04     10.375        130,725
       270     McDonald's Corp., Notes                            (A+, Aa3)     08/15/07      3.875        275,850
       105     Sbarro, Inc., Company Guaranteed, Senior
                 Notes (Callable 9/15/04 @ $105.50)               (B+, B2)      09/15/09     11.000         93,975
        95     Yum! Brands, Inc., Senior Notes                    (BB, Ba1)     07/01/12      7.700         98,800
                                                                                                       -----------
                                                                                                           599,350
                                                                                                       -----------

                 See Accompanying Notes to Financial Statements.

                                       14

    PAR(1)                                                        RATINGS+
    (000)                                                       (S&P/MOODY'S)   MATURITY      RATE%        VALUE
    ------                                                      -------------   --------     ------    ------------
BONDS (CONTINUED)
UNITED STATES (CONTINUED)

SAVINGS & LOANS (0.5%)
 $     440     Bank United Corp., Subordinated Notes             (BBB, Baa1)    05/01/07      8.875    $    518,929
                                                                                                       ------------
TELECOMMUNICATIONS (3.1%)
        30     AT&T Corp., Global Notes                         (BBB+, Baa2)    03/15/29      6.500          25,890
       470     AT&T Corp., Global Senior Notes                  (BBB+, Baa2)    11/15/11      7.300         461,498
       460     AT&T Wireless Services, Inc., Global Senior
                 Notes                                           (BBB, Baa2)    03/01/06      7.350         416,655
       255     AT&T Wireless Services, Inc., Global Senior
                 Notes                                           (BBB, Baa2)    03/01/31      8.750         204,542
       480     Citizens Communications Co., Notes                (BBB, Baa2)    05/15/06      8.500         485,237
       170     Citizens Communications Co., Notes                (BBB, Baa2)    05/15/11      9.250         179,668
       215     GTE Corp., Debentures                              (A+, A2)      04/15/28      6.940         205,498
        20     Insight Midwest, Senior Notes (Callable
                 10/01/04 @ $104.88)                              (B+, B2)      10/01/09      9.750          17,100
        40     Level 3 Communications, Inc., Senior Notes
                 (Callable 5/01/03 @ $104.56)                    (CC, Caa3)     05/01/08      9.125          22,800
       110     Lucent Technologies, Inc., Notes                   (B-, Ba2)     07/15/06      7.250          55,550
        35     Nextel Communications, Inc., Senior Discount
                 Notes (Callable 2/15/03 @ $104.97)^               (B, B3)      02/15/08      9.950          29,837
       320     Sprint Capital Corp., Global Notes               (BBB-, Baa3)    03/15/12      8.375         269,710
       635     Sprint Capital Corp., Senior, Global
                 Company Guaranteed                             (BBB-, Baa3)    11/15/28      6.875         422,049
        30     U.S. Unwired, Inc., Series B, Company
                 Guaranteed, Senior Discount Notes (Callable
                 11/01/04 @ $106.69)+                            (CCC+, B3)     11/01/09     13.375           2,400
       520     Voicestream Wireless Corp., Senior Notes
                 (Callable 11/15/04 @ $105.19)                   (A-, Baa2)     11/15/09     10.375         538,200
                                                                                                       ------------
                                                                                                          3,336,634
                                                                                                       ------------
TEXTILES (0.0%)
        10     Simmons Co., Series B, Senior Subordinated
                 Notes (Callable 3/15/04 @ $105.12)               (B-, B3)      03/15/09     10.250          10,700
                                                                                                       ------------
UNITED STATES TREASURY BILLS (0.1%)
       115     United States Treasury Bills                      (AAA, Aaa)     02/13/03      1.590         114,541
                                                                                                       ------------
UNITED STATES TREASURY BONDS (0.7%)
       730     United States Treasury Bonds                      (AAA, Aaa)     02/15/31      5.375         770,749
                                                                                                       ------------
UNITED STATES TREASURY NOTES (2.6%)
     1,007     United States Treasury Notes                      (AAA, Aaa)     01/15/08      3.625       1,091,164
     1,063     United States Treasury Notes                      (AAA, Aaa)     01/15/10      4.250       1,200,553
       528     United States Treasury Notes                      (AAA, Aaa)     07/15/12      3.000         554,858
        25     United States Treasury Notes                      (AAA, Aaa)     08/15/12      4.375          25,961
                                                                                                       ------------
                                                                                                          2,872,536
                                                                                                       ------------
TOTAL UNITED STATES                                                                                      47,966,797
                                                                                                       ------------

TOTAL BONDS (Cost $84,033,976)                                                                           86,376,248
                                                                                                       ------------

                 See Accompanying Notes to Financial Statements.

                                       15

   NUMBER
     OF                                                           RATINGS+
   SHARES                                                       (S&P/MOODY'S)   MATURITY      RATE%        VALUE
   -------                                                      -------------   --------     ------    -------------
COMMON STOCKS (0.0%)
UNITED STATES (0.0%)

OIL & GAS SERVICES (0.0%)
       392     Southwest Royalties, Inc., Class A*+++
                 (Cost $13,282)                                                                        $       5,931
                                                                                                       -------------
TOTAL UNITED STATES                                                                                            5,931
                                                                                                       -------------

    PAR
   (000)
   -----
SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS (16.6%)
UNITED STATES (16.6%)
 $   7,475     Federal Home Loan Bank, Discount Notes            (AAA, Aaa)     11/01/02      1.690        7,475,000
    10,525     Federal Home Loan Bank, Discount Notes++++        (AAA, Aaa)     11/01/02      1.500       10,525,000
                                                                                                       -------------
TOTAL UNITED STATES                                                                                       18,000,000
                                                                                                       -------------

TOTAL SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS
  (Cost $18,000,000)                                                                                      18,000,000
                                                                                                       -------------
SHORT-TERM INVESTMENT (15.0%)
    16,319     State Street Bank and Trust Co. Euro Time
                 Deposit** (Cost $16,319,000)                                   11/01/02      1.750       16,319,000
                                                                                                       -------------

TOTAL INVESTMENTS AT VALUE (111.1%) (Cost $118,366,258)                                                  120,701,179

LIABILITIES IN EXCESS OF OTHER ASSETS (-11.1%)                                                           (12,020,985)
                                                                                                       -------------

NET ASSETS (100.0%)                                                                                    $ 108,680,194
                                                                                                       =============

                            INVESTMENT ABBREVIATIONS
                              TBA = To be announced

(1) Unless otherwise indicated below, all securities are denominated in the currency of the issuers' country of origin.
+ Credit ratings given by Standard & Poor's Ratings Group and Moody's Investors Services, Inc. are unaudited.
++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2002, these securities amounted to $775,092 or 0.7% of net assets.
# Variable rate obligations - The interest rate shown is the rate as of October 31, 2002.
***  Bond is currently in default.
^ Step Bond - The interest stated is as of October 31, 2002 and will reset at a future date.
*    Non-income producing security.
+++ Not readily marketable; Security is valued at fair value as determined in good faith by the Board of Directors.
++++ Collateral segregated for futures contracts.
**   Collateral segregated for TBA securities.
(A)  Denominated in Euro
(B)  Denominated in U.S. Dollars
(C)  Denominated in Japanese Yen

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE GLOBAL FIXED INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES
October 31, 2002

ASSETS
    Investments at value (Cost $118,366,258)                          $  120,701,179(1)
    Cash                                                                         584
    Foreign currency (Cost $2,990)                                             3,046
    Collateral received for securities loaned                              1,964,419
    Dividend and interest receivable                                       1,428,593
    Receivable for investments sold                                        1,371,703
    Receivable for fund shares sold                                          415,313
    Unrealized appreciation on forward currency contracts                    255,424
    Receivable from investment adviser                                        13,947
    Variation margin receivable                                               12,125
    Prepaid expenses and other assets                                         22,365
                                                                      --------------
      Total Assets                                                       126,188,698
                                                                      --------------
LIABILITIES
    Administrative services fee payable                                       20,738
    Distribution fee payable                                                      46
    Directors' fee payable                                                     2,281
    Payable for investments purchased                                     15,232,911
    Payable upon return of securities loaned                               1,964,419
    Payable for fund shares redeemed                                         216,804
    Other accrued expenses payable                                            71,305
                                                                      --------------
      Total Liabilities                                                   17,508,504
                                                                      --------------
NET ASSETS
    Capital stock, $0.001 par value                                           10,979
    Paid-in capital                                                      127,009,199
    Undistributed net investment income                                    2,594,868
    Accumulated net realized loss on investments and foreign
      currency transactions                                              (23,648,580)
    Net unrealized appreciation from investments,
      futures transactions and foreign currency translations               2,713,728
                                                                      --------------
      Net Assets                                                      $  108,680,194
                                                                      ==============
COMMON SHARES
    Net assets                                                        $  108,534,752
    Shares outstanding                                                    10,964,241
                                                                      --------------
    Net asset value, offering price and redemption price per share    $         9.90
                                                                      ==============
ADVISOR SHARES
    Net assets                                                        $       56,222
    Shares outstanding                                                         5,333
                                                                      --------------
    Net asset value, offering price and redemption price per share    $        10.54
                                                                      ==============
A SHARES
    Net assets                                                        $       89,220
    Shares outstanding                                                         9,021
                                                                      --------------
    Net asset value and redemption price per share                    $         9.89
                                                                      ==============
    Maximum offering price per share (net asset value/(1-4.75%))      $        10.38
                                                                      ==============

(1) Including $1,894,905 of securities on loan.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE GLOBAL FIXED INCOME FUND
STATEMENT OF OPERATIONS
For the Year Ended October 31, 2002

INVESTMENT INCOME
    Interest                                                          $    5,177,235
    Securities lending                                                         3,016
    Foreign taxes withheld                                                      (865)
                                                                      --------------
      Total investment income                                              5,179,386
                                                                      --------------
EXPENSES
    Investment advisory fees                                               1,070,848
    Administrative services fees                                             200,987
    Shareholder servicing/Distribution Fees                                      497
    Transfer agent fees                                                      312,382
    Printing fees                                                             66,771
    Registration fees                                                         55,777
    Legal fees                                                                44,219
    Custodian fees                                                            36,585
    Audit fees                                                                21,007
    Directors' fees                                                           16,471
    Insurance expense                                                          6,234
    Interest expense                                                           4,441
    Miscellaneous expense                                                      8,850
                                                                      --------------
      Total expenses                                                       1,845,069
    Less: fees waived                                                       (827,266)
                                                                      --------------
      Net expenses                                                         1,017,803
                                                                      --------------
        Net investment income                                              4,161,583
                                                                      --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS,
  FUTURES AND FOREIGN CURRENCY RELATED ITEMS
    Net realized loss from investments                                    (6,512,227)
    Net realized loss from futures contracts                                (620,221)
    Net realized gain on foreign currency transactions                     2,168,452
    Net change in unrealized appreciation (depreciation) from
      investments                                                          4,767,168
    Net change in unrealized appreciation (depreciation) from
      futures contracts                                                       95,241
    Net change in unrealized appreciation (depreciation) from
      foreign currency translations                                          105,220
                                                                      --------------
    Net realized and unrealized gain from investments, futures
      and foreign currency related items                                       3,633
                                                                      --------------
    Net increase in net assets resulting from operations              $    4,165,216
                                                                      ==============

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE GLOBAL FIXED INCOME FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                              FOR THE YEAR        FOR THE YEAR
                                                                 ENDED               ENDED
                                                            OCTOBER 31, 2002    OCTOBER 31, 2001
                                                            ----------------    ----------------
FROM OPERATIONS
  Net investment income                                     $      4,161,583    $      6,289,055
  Net realized loss on investments, futures
    and foreign currency transactions                             (4,963,996)         (2,047,413)
  Net change in unrealized appreciation (depreciation)
    from investments, futures transactions and
    foreign currency translations                                  4,967,629           4,858,461
                                                            ----------------    ----------------
    Net increase in net assets resulting from operations           4,165,216           9,100,103
                                                            ----------------    ----------------

FROM DIVIDENDS
  Dividends from net investment income
    Common Class shares                                           (5,590,559)         (5,631,530)
    Advisor shares                                                    (4,561)             (1,305)
    Class A shares                                                      (624)                 --
                                                            ----------------    ----------------
    Net decrease in net assets resulting from dividends           (5,595,744)         (5,632,835)
                                                            ----------------    ----------------

FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares                                    52,752,959          49,291,110
  Reinvestment of dividends                                        5,360,277           5,342,727
  Net asset value of shares redeemed                             (66,993,221)        (60,441,206)
                                                            ----------------    ----------------
    Net decrease in net assets from capital share
      transactions                                                (8,879,985)         (5,807,369)
                                                            ----------------    ----------------
  Net decrease in net assets                                     (10,310,513)         (2,340,101)

NET ASSETS
  Beginning of year                                              118,990,707         121,330,808
                                                            ----------------    ----------------
  End of year                                               $    108,680,194    $    118,990,707
                                                            ================    ================
UNDISTRIBUTED NET INVESTMENT INCOME                         $      2,594,868    $      1,731,189
                                                            ================    ================

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE GLOBAL FIXED INCOME FUND
FINANCIAL HIGHLIGHTS
(For a Common Class Share of the Fund Outstanding Throughout Each Period)

                                                                    FOR THE YEAR ENDED OCTOBER 31,
                                              ------------------------------------------------------------------------
                                               2002(1)         2001            2000            1999            1998
                                              ---------     ----------      ----------      ----------      ----------
PER SHARE DATA
  Net asset value, beginning of period        $    9.99     $     9.71      $    10.25      $    10.62      $    10.91
                                              ---------     ----------      ----------      ----------      ----------
INVESTMENT OPERATIONS
  Net investment income                            0.38(2)        0.53            0.56            0.52            0.58
  Net gain (loss) on investments, futures
    transactions and foreign currency
    related items (both realized and
    unrealized)                                    0.03           0.21           (0.13)          (0.29)          (0.16)
                                              ---------     ----------      ----------      ----------      ----------
      Total from investment operations             0.41           0.74            0.43            0.23            0.42
                                              ---------     ----------      ----------      ----------      ----------
LESS DIVIDENDS
  Dividends from net investment income            (0.50)         (0.46)          (0.76)          (0.59)          (0.71)
  Dividends in excess of net investment
    income                                           --             --           (0.21)          (0.01)             --
                                              ---------     ----------      ----------      ----------      ----------
      Total dividends                             (0.50)         (0.46)          (0.97)          (0.60)          (0.71)
                                              ---------     ----------      ----------      ----------      ----------
NET ASSET VALUE, END OF PERIOD                $    9.90     $     9.99      $     9.71      $    10.25      $    10.62
                                              =========     ==========      ==========      ==========      ==========
      Total return(3)                              4.27%          7.81%           4.37%           2.18%           4.10%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)    $ 108,535     $  118,876      $  121,309      $  135,327      $  154,131
    Ratio of expenses to average net assets        0.95%          0.95%(4)        0.97%(4)        0.96%(4)        0.95%(4)
    Ratio of net investment income to
      average net assets                           3.89%          5.15%           5.51%           5.00%           5.21%
    Decrease reflected in above operating
      expense ratios due to
      waivers/reimbursements                       0.77%          0.58%           0.51%           0.57%           0.46%
  Portfolio turnover rate                           150%           144%            101%            365%            234%

(1) As required, effective November 1, 2001, the Fund adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began including paydown gains and losses in interest income. The effect of this change for the year ended October 31, 2002 was to increase net investment income per share by $0.02, decrease net realized and unrealized gains and losses per share by $0.02 and increase the ratio of net investment income to average net assets from 3.87% to 3.89%. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.

(2) Per share information is calculated using the average shares outstanding method.

(3) Total returns are historical and assume changes in share price and reinvestments of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower.

(4) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the Common Shares' net expense ratio by .00% .02%, .01% and .00% for the years ended October 31, 2001, 2000, 1999 and 1998, respectively. The Common Class shares' net operating expense ratio after reflecting these arrangements was .95% for the years ended October 31, 2001, 2000, 1999 and 1998, respectively.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE GLOBAL FIXED INCOME FUND
FINANCIAL HIGHLIGHTS
(For an Advisor Class Share of the Fund Outstanding Throughout Each Period)

                                                                FOR THE YEAR ENDED OCTOBER 31,
                                                 -------------------------------------------------------------
                                                 2002(1)       2001          2000          1999         1998
                                                 -------     --------      --------      --------     --------
PER SHARE DATA
  Net asset value, beginning of period           $ 10.62     $  10.28      $  10.48      $  10.57     $  10.90
                                                 -------     --------      --------      --------     --------
INVESTMENT OPERATIONS
  Net investment income                             0.36(2)      0.51          0.52(2)       0.44(2)      0.37
  Net gain (loss) on investments, futures
    transactions and foreign currency
    related items (both realized and
    unrealized)                                     0.02         0.22         (0.12)        (0.29)       (0.02)
                                                 -------     --------      --------      --------     --------
      Total from investment operations              0.38         0.73          0.40          0.15         0.35
                                                 -------     --------      --------      --------     --------
LESS DIVIDENDS
  Dividends from net investment income             (0.46)       (0.39)        (0.60)           --        (0.68)
  Dividends in excess of net investment
    income                                            --           --            --         (0.24)          --
                                                 -------     --------      --------      --------     --------
      Total dividends                              (0.46)       (0.39)        (0.60)        (0.24)       (0.68)
                                                 -------     --------      --------      --------     --------
NET ASSET VALUE, END OF PERIOD                   $ 10.54     $  10.62      $  10.28      $  10.48     $  10.57
                                                 =======     ========      ========      ========     ========
      Total return(3)                               3.71%        7.32%         3.88%         1.41%        3.51%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)       $    56     $    114      $     22      $     69     $  6,518
    Ratio of expenses to average net assets         1.45%        1.46%(4)      1.47%(4)      1.45%        1.45%
    Ratio of net investment income to average
      net assets                                    3.50%        4.62%         4.90%         4.14%        4.75%
    Decrease reflected in above operating
      expense ratios due to waivers                 0.77%        0.60%         0.51%         0.49%        0.37%
  Portfolio turnover rate                            150%         144%          101%          365%         234%

(1) As required, effective November 1, 2001, the Fund adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began including paydown gains and losses in interest income. The effect of this change for the year ended October 31, 2002 was to increase net investment income per share by $0.01, decrease net realized and unrealized gains and losses per share by $0.01 and increase the ratio of net investment income to average net assets from 3.49% to 3.50%. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.

(2) Per share information is calculated using the average shares outstanding method.

(3) Total returns are historical and assume changes in share price and reinvestments of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower.

(4) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the Advisor Class shares' net expense ratio by .01%, and .02% for the years ended October 31, 2001 and 2000, respectively. These arrangements had no effect on the Advisor Class shares' expense ratio for each of the years ended October 31, 1999 and 1998. The Advisor Class shares' net operating expense ratio after reflecting these arrangements was 1.45% for the years ended October 31, 2001 and 2000.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE GLOBAL FIXED INCOME FUND
FINANCIAL HIGHLIGHTS
(For a Class A Share of the Fund Outstanding Throughout The Period)

                                                                         FOR THE
                                                                       PERIOD ENDED
                                                                 OCTOBER 31, 2002(1),(2)
                                                                 -----------------------
PER SHARE DATA
  Net asset value, beginning of period                               $       9.93
                                                                     ------------
INVESTMENT OPERATIONS
  Net investment income                                                      0.27(3)
  Net gain on investments, futures transactions and
    foreign currency related items
    (both realized and unrealized)                                           0.16
                                                                     ------------
      Total from investment operations                                       0.43
                                                                     ------------
LESS DIVIDENDS
  Dividends from net investment income                                      (0.47)
                                                                     ------------
NET ASSET VALUE, END OF PERIOD                                       $       9.89
                                                                     ============
      Total return                                                           4.55%(4)

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                           $         89
    Ratio of expenses to average net assets                                  1.20%(5)
    Ratio of net investment income to average net assets                     3.02%(5)
    Decrease reflected in above operating expense ratios
      due to waivers/reimbursements                                          0.90%(5)
  Portfolio turnover rate                                                     150%

(1) As required, effective November 1, 2001, the Fund adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began including paydown gains and losses in interest income. The effect of this change for the period ended October 31, 2002 was to increase net investment income per share by $0.01, decrease net realized and unrealized gains and losses per share by $0.01 and increase the ratio of net investment income to average net assets from 2.77% to 2.78%.

(2) For the period November 30, 2001 (inception date) through October 31, 2002.

(3) Per share information is calculated using the average shares outstanding method.

(4) Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the period shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(5) Annualized

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE GLOBAL FIXED INCOME FUND
NOTES TO FINANCIAL STATEMENTS
October 31, 2002

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Credit Suisse Global Fixed Income Fund (the "Fund"), is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified open-end management investment company that seeks to maximize total investment return consistent with prudent investment management, consisting of a combination of interest income, currency gains and capital appreciation. The Fund was incorporated under the laws of the State of Maryland on July 6, 1990.

   The Fund is authorized to offer five classes of shares: Common Class, Advisor Class, Class A, Class B, and Class C shares. Although only Common Class, Advisor Class and Class A shares are currently offered. Each class of shares represents an equal pro rata interest in the fund, except that they bear different expenses which reflect the differences in the range of services provided to them. Effective November 30, 2001, the Fund began offering Class A shares. Effective December 12, 2001, the Common Class closed to new investors and the Advisor Class closed to new investments. Although no further advisor class shares can be purchased, shareholders can redeem their shares through any available method. Common Class shares are not subject to distribution fees. Advisor Class shares bear expenses paid pursuant to a shareholder servicing and distribution plan adopted by the Fund at an annual rate not to exceed .75% of the average daily net asset value of the Fund's outstanding Advisor Class shares. Advisor Class shares currently bear expenses of .50% of average daily net assets. Class A shares are sold subject to a front-end sales charge of 4.75% and bear expenses paid pursuant to a distribution plan at an annual rate of .25% of the average daily net asset value of the Fund's Class A shares.

   A) SECURITY VALUATION -- The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. The Fund's equity investments are valued at market value, which is generally determined using the last reported sales price. If no sales are reported, investments are generally valued at the last reported bid price. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors under procedures established by the Board of Directors in the absence of readily ascertainable market values. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless the Board determines that using this method would not reflect an investment's fair value.

   B) FOREIGN CURRENCY TRANSACTIONS -- The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Fund isolates that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

   C) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. The Fund amortizes premium and accretes discount using the effective interest method. Dividends are recorded on the ex-dividend date. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

   Effective November 1, 2001, the Fund adopted the revised AICPA Audit and Accounting Guide, Audits of Investment Companies and began to classify gains and losses on paydowns of mortgage- and asset-backed securities, previously included in realized gain and losses as a component of interest income. The effect of this change for the year ended October 31, 2002, to the Fund was to increase net investment income by $18,375 and to decrease net realized gains by $18,375. These reclassifications had no impact on net assets or net asset value per share. The statements of changes in net assets and the financial highlights for all prior periods shown have not been restated to reflect this change.

   D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared and paid quarterly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America ("GAAP").

   E) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

   F) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

   G) SHORT-TERM INVESTMENTS -- The Fund, together with other funds advised by Credit Suisse Asset Management, LLC ("CSAM"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pool available cash into a short-term time deposit issued by State Street Bank and Trust Company, the Fund's custodian. The short-term time deposit is a variable rate account classified as a short-term investment.

   H) TBA PURCHASE COMMITMENTS -- The Fund may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. This risk is in addition to the risk of decline in the Fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security Valuation" above.

   I) FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counter-parties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency. The Fund will enter into forward foreign currency contracts primarily for hedging purposes. Forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date, or an offsetting position is entered into. At October 31, 2002, the Fund had the following open forward foreign currency contracts:

                                               FOREIGN CURRENCY
                                   EXPIRATION       TO BE            CONTRACT        CONTRACT      UNREALIZED
FORWARD FOREIGN CURRENCY CONTRACT     DATE     PURCHASED/(SOLD)       AMOUNT          VALUE        GAIN (LOSS)
---------------------------------  ----------  ----------------   --------------  --------------   -----------
        Australian Dollar            1/22/03          1,000,000   $      544,800  $      550,880   $     6,080
        Australian Dollar            1/22/03           (414,000)        (225,547)       (228,064)       (2,517)
          British Pound              1/22/03          2,753,000        4,247,604       4,281,713        34,109
          British Pound              1/22/03         (2,603,000)      (4,016,169)     (4,028,518)      (12,349)
         Canadian Dollar             1/22/03          2,203,000        1,399,352       1,408,119         8,767
      European Economic Unit         1/22/03         29,825,000       28,843,758      29,367,352       523,594
      European Economic Unit         1/22/03        (27,790,000)     (26,875,709)    (27,363,578)     (487,869)
           Japanese Yen              1/22/03      2,890,000,000       23,261,242      23,628,382       367,140
           Japanese Yen              1/22/03     (1,877,000,000)     (15,107,734)    (15,346,185)     (238,451)
           Swiss Franc               1/22/03          3,200,000        2,122,143       2,179,063        56,920
                                                                  --------------  --------------   -----------
                                                                  $   14,193,740  $   14,449,164   $   255,424
                                                                  ==============  ==============   ===========

   J) FUTURES -- The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. Upon entering into a futures contract, the Fund is required to deposit cash or pledge U.S. Government securities as initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contracts. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contracts may not correlate with the changes in the value of the underlying instruments. In addition, the purchase of futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. At October 31, 2002, the Fund had the following open futures contracts:

                                                                                         UNREALIZED
                           NUMBER OF      EXPIRATION     CONTRACT        CONTRACT      APPRECIATION/
FUTURES CONTRACTS          CONTRACTS         DATE         AMOUNT          VALUE        (DEPRECIATION)
-----------------------    ---------      ----------   ------------    ------------    --------------
U.S. Treasury
  Bond Futures                 53          12/20/02    $  5,810,459    $  5,864,781    $       54,322
U.S. Treasury
  2 Year Notes Futures         35          12/30/02       7,442,397       7,531,016            88,619
                                                       ------------    ------------    --------------
                                                         13,252,856      13,395,797           142,941
                                                       ------------    ------------    --------------
U.S. Treasury
  5 Year Notes Futures        (50)         12/19/02      (5,674,419)     (5,686,719)          (12,300)
U.S. Treasury
  10 Year Notes Futures       (35)         12/19/02      (1,341,225)     (1,376,625)          (35,400)
                                                       ------------    ------------    --------------
                                                         (7,015,644)     (7,063,344)          (47,700)
                                                       ------------    ------------    --------------
                                                       $  6,237,212    $  6,332,453    $       95,241
                                                       ============    ============    ==============

   K) SECURITIES LENDING -- Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan including any accrued interest thereon and 105% of the market value of foreign securities on loan including any accrued interest thereon. Cash collateral received by the Fund in connection with securities lending activity is invested in the AIM Institutional -- Funds Liquid Asset Portfolio. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

   The market value of securities on loan to brokers and the value of collateral held by the Fund with respect to such loans at October 31, 2002 is as follows:

                   MARKET VALUE OF                   VALUE OF
                  SECURITIES LOANED             COLLATERAL RECEIVED
                  -----------------             -------------------
                     $ 1,894,905                    $ 1,964,419

   Credit Suisse First Boston ("CSFB"), an affiliate of CSAM, has been engaged by the Fund to act as the Fund's securities lending agent. CSFB has agreed to charge the Fund fees for its securities lending activities equal to its costs in providing services as securities lending agent. CSFB also has voluntarily agreed to waive its fees for the securities lending agent services that it provides. CSFB may discontinue its voluntary fee waivers at any time.

   L) OTHER -- The Fund may invest in securities of foreign countries and governments, which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among other things, currency risk (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity and valuation risks.

   The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or gains are earned.

   The Fund's investments in securities of issuers located in less developed countries considered to be "emerging markets" involve risks in addition to those generally applicable to foreign securities. Focusing on emerging (less developed) markets involves higher levels of risk, including increased currency, information, liquidity, market, political and valuation risks. Deficiencies in regulatory oversight, market infrastructure, shareholder protections and company laws could expose the Fund to operational and other risks as well. Some countries may have restrictions that could limit the Fund's access to attractive opportunities. Additionally, emerging markets often face serious economic problems (such as high external debt, inflation and unemployment) that could subject the portfolio to increased volatility or substantial declines in value.

   Lower-rated debt securities (commonly known as "junk bonds") possess speculative characteristics and are subject to greater market fluctuations and risk of lost income and principal than higher-rated debt securities for a variety of reasons. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely effect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated debt securities and (to the extent the Fund invests in junk bonds) the Fund's net asset value.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

   CSAM serves as investment adviser for the Fund. For its investment advisory services, CSAM is entitled to receive a fee from the Fund at an annual rate of 1.00% of the Fund's average daily net assets. For the year ended October 31, 2002, investment advisory fees earned and voluntarily waived were $1,070,848 and $827,266, respectively.

   Effective May 1, 2002, Credit Suisse Asset Management Limited (CSAM U.K.) ("CSAM Ltd. U.K.") and Credit Suisse Asset Management Limited (CSAM Japan) ("CSAM Ltd. Japan") affiliates of CSAM, became sub-investment advisors to the Fund. CSAM Ltd. U.K. and CSAM Ltd. Japan's sub-investment advisory fees are paid by CSAM out of CSAM's net investment advisory fee and are not paid by the Fund.

   Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and State Street Bank and Trust Company ("SSB") serve as co-administrators to the Fund. At its meeting held on February 12, 2002 the Board of Directors approved SSB to replace PFPC, Inc. ("PFPC"), as co-administrator effective August 1, 2002.

   For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of .10% of the Fund's average daily net assets. For the year ended October 31, 2002, co-administrative services fees earned by CSAMSI were $107,085.

   For its co-administrative services, PFPC was entitled to receive a fee, exclusive of out-of-pocket expenses, based on the following fee structure:

           AVERAGE DAILY NET ASSETS                ANNUAL RATE
           ------------------------                -----------
           First $150 million           .07% of average daily net assets
           Next $150 million             06% of average daily net assets
           Over $300 million            .05% of average daily net assets

   For the period November 1, 2001 through July 31, 2002, co-administrative service fees earned by PFPC (including out-of-pocket expenses) were $62,421.

   For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, based upon the following fee structure calculated in total for all the Credit Suisse Funds co-administered by SSB and allocated based upon relative average net assets of each fund.

           AVERAGE DAILY NET ASSETS                ANNUAL RATE
           ------------------------                -----------
           First $5 billion             .050% of average daily net assets
           Next $5 billion              .035% of average daily net assets
           Over $10 billion             .020% of average daily net assets

   For the period August 1, 2002 through October 31, 2002, co-administrative service fees earned by SSB (including out-of-pocket expenses) were $31,481.

   In addition to serving as the Fund's co-administrator, CSAMSI serves as distributor of the Fund's shares. Pursuant to a distribution plan adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives a fee for its distribution services. This fee is calculated at an annual rate of .50% of the average daily net assets of the Advisor Class shares and .25% of the average daily net assets of the Class A shares. CSAMSI may use this fee to compensate service organizations for shareholder servicing and distribution services. For the year ended October 31, 2002, shareholder servicing and distribution fees earned by CSAMSI were as follows:

                                                   SHAREHOLDER SERVICING/
                                                     DISTRIBUTION FEE
                                                   ---------------------
           Advisor Class                                  $ 452
           Class A                                           45
                                                          -----
                                                          $ 497
                                                          =====

   Certain brokers, dealers and financial representatives provide transfer agent related services to the Fund, and receive compensation from CSAM. CSAM is then reimbursed by the Fund. For the year ended October 31, 2002, the Fund reimbursed CSAM $260,088, which is included in the Fund's transfer agent expense.

   For the year ended October 31, 2002, CSAMSI and its affiliates advised the Fund that it retained $4,210 from commissions earned on the sale of the Fund's shares.

   Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Fund to provide certain financial printing and fulfillment services. For the year ended October 31, 2002, Merrill was paid $28,705 for its services to the Fund.

NOTE 3. LINE OF CREDIT

   Through June 18, 2002, the Fund, together with other funds/portfolios advised by CSAM (collectively, the "Participating Funds"), participated in a $200 million committed, unsecured line of credit facility ("Prior Credit Facility") with Deutsche Bank, A.G. as administrative agent, State Street Bank and Trust Company as operations agent, BNP Paribas as syndication agent and certain other lenders, for temporary or emergency purposes primarily relating to unanticipated Participating Funds' share redemptions. Under the terms of the Prior Credit Facility, the Participating Funds paid an aggregate commitment fee at a rate of .10% per annum on the average unused amount of the Prior Credit Facility, which was allocated among the Participating Funds in such a manner as was determined by the governing Boards of the Participating Funds. In addition, the Participating Funds paid interest on borrowings at the Federal funds rate plus .50%.

   Effective June 19, 2002, the Participating Funds, together with additional funds/portfolios advised by CSAM (collectively with the Participating Funds, the "New Participating Funds"), established a new $150 million committed, unsecured, line of credit facility (the "New Credit Facility") with Deutsche Bank, A.G. as administrative agent and syndication agent and State Street Bank and Trust Company as operations agent for the same purposes as the Prior Credit Facility. Terms of the New Credit Facility remain the same as the Prior Credit Facility. The commitment fee rate and interest rate is unchanged. At October 31, 2002, there were no loans outstanding for the Fund either under the New Credit Facility or the Prior Credit Facility. During the year ended October 31, 2002, the Fund had borrowings under the Prior Credit Facility and/or the New Credit Facility as follows:

           AVERAGE DAILY        WEIGHTED AVERAGE            MAXIMUM DAILY
           LOAN BALANCE          INTEREST RATE            LOAN OUTSTANDING
           -------------        ---------------           ----------------
           $ 1,722,000               2.629%                  $ 2,806,000

NOTE 4. PURCHASES AND SALES OF SECURITIES

   For the year ended October 31, 2002, purchases and sales of investment securities (excluding short-term investments) and U.S. government and agency obligation were as follows:

                                  INVESTMENT          U.S. GOVERNMENT AND
                                  SECURITIES          AGENCY OBLIGATIONS
                                -------------         -------------------
           Purchases            $ 137,669,045            $ 48,591,779
           Sales                  170,733,998              41,255,363

NOTE 5. CAPITAL SHARE TRANSACTIONS

   The Fund is authorized to issue four billion full and fractional shares of capital stock, $.001 par value per share, of which one billion shares are classified as the Common Class shares, two billion shares are classified as the

Advisor Class shares and one billion shares as the Class A shares. Transactions in capital shares for each class were as follows:

                                                        COMMON CLASS
                                    -----------------------------------------------------
                                                     FOR THE YEAR ENDED
                                    -----------------------------------------------------
                                        OCTOBER 31, 2002             OCTOBER 31, 2001
                                    -----------------------------------------------------
                                      SHARES        VALUE          SHARES       VALUE
                                    ----------   ------------    ----------  ------------
Shares sold                          5,386,244   $ 52,663,443     4,989,002  $ 49,200,728
Shares issued in reinvestment
   of dividends                        555,935      5,355,142       556,687     5,341,424
Shares redeemed                     (6,879,318)   (66,931,605)   (6,133,206)  (60,441,081)
                                    ----------   ------------    ----------  ------------
Net decrease                          (937,139)  $ (8,913,020)     (587,517) $ (5,898,929)
                                    ==========   ============    ==========  ============

                                                       ADVISOR CLASS
                                    -----------------------------------------------------
                                                     FOR THE YEAR ENDED
                                    -----------------------------------------------------
                                        OCTOBER 31, 2002             OCTOBER 31, 2001
                                    -----------------------------------------------------
                                      SHARES        VALUE          SHARES       VALUE
                                    ----------   ------------    ----------  ------------
Shares sold                                125   $      1,316         8,552  $     90,382
Shares issued in reinvestment
  of dividends                             446          4,559           126         1,303
Shares redeemed                         (6,010)       (61,616)          (12)         (126)
                                    ----------   ------------    ----------  ------------
Net increase (decrease)                 (5,439)  $    (55,741)        8,666  $     91,559
                                    ==========   ============    ==========  ============

                                             CLASS A
                                    -------------------------
                                      FOR THE PERIOD ENDED
                                       OCTOBER 31, 2002(1)
                                    -------------------------
                                      SHARES         VALUE
                                    ----------   ------------
Shares sold                              8,963   $     88,200
Shares issued in reinvestment
  of dividends                              58            576
                                    ----------   ------------
Net increase                             9,021   $     88,776
                                    ==========   ============

----------
(1) For the period November 30, 2001 (inception date) through October 31, 2002.

   On October 31, 2002, the number of shareholders that held 5% or more of the outstanding shares for each class of the Fund were as follows:

                                    NUMBER OF          APPROXIMATE PERCENTAGE
                                  SHAREHOLDERS          OF OUTSTANDING SHARES
                                  ------------         ----------------------
           Common Class                 5                        69%
           Advisor Class                4                        95%
           Class A                      5                        62%

   Some of the shareholders are comprised of omnibus accounts, which are held on behalf of several individual shareholders.

NOTE 6. FEDERAL INCOME TAXES

   Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of foreign currency transactions, losses deferred due to wash sales and excise tax regulations.

   The tax characteristics of dividends and distributions paid during the period ended October 31, 2002 and 2001, respectively for the Fund was as follows:

              ORDINARY INCOME                   LONG-TERM CAPITAL GAIN
            2002           2001                   2002          2001
         -----------    -----------             ----------   ----------
         $ 5,595,744    $ 5,632,834               $ --          $ --

   At October 31, 2002, the components of distributable earnings on a tax basis for the Fund were as follows:

       Undistributed ordinary income                     $   5,534,600
       Accumulated realized loss                           (23,553,339)
       Unrealized depreciation                                (321,245)
                                                         -------------
                                                         $ (18,339,984)
                                                         =============

   At October 31, 2002, the Fund had capital loss carryovers available to offset possible future capital gains as follows:

                                    EXPIRES OCTOBER 31,
                                    -------------------
         2003         2006         2007          2008          2009         2010
      ----------   -----------  -----------   -----------   ----------  ------------
      $  329,870   $ 6,945,772  $ 5,824,681   $ 3,060,573   $  583,222  $  6,809,221

   At October 31, 2002, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation (depreciation) from investments were as follows $121,050,565, $1,215,276, $(1,536,521) and $(321,245), respectively.

   At October 31, 2002, the Fund reclassified $1,779,324 from accumulated net realized loss from investments and $518,516 from paid-in capital to accumulated undistributed net invesment income, to adjust for current period permanent book/tax differences which arose principally from differing book/tax treatments of paydowns, defaulted bonds, capital loss carryovers and forward foreign currency contracts. Net assets were not affected by these reclassifications.

CREDIT SUISSE GLOBAL FIXED INCOME FUND
REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholders of Credit Suisse Global Fixed Income Fund, Inc.:

   In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Credit Suisse Global Fixed Income Fund, Inc. (the "Fund") at October 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the years (or periods) presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2002 by correspondence with the custodian or broker, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 18, 2002

CREDIT SUISSE GLOBAL FIXED INCOME FUND
INFORMATION CONCERNING DIRECTORS AND OFFICERS (UNAUDITED)

                                           TERM                                    NUMBER OF
                                           OF OFFICE(1)                            PORTFOLIOS IN
                                           AND                                     FUND
                             POSITION(S)   LENGTH       PRINCIPAL                  COMPLEX         OTHER
                             HELD WITH     OF TIME      OCCUPATION(S) DURING       OVERSEEN BY     DIRECTORSHIPS
  NAME, ADDRESS AND AGE      FUND          SERVED       PAST FIVE YEARS            DIRECTOR        HELD BY DIRECTOR
  ---------------------      ----------    ------------ --------------------       -------------   ----------------
  INDEPENDENT DIRECTORS

  Richard H. Francis         Director and  Since        Currently retired;         53              Director of
  c/o Credit Suisse Asset    Audit         1999         Executive Vice                             The Indonesia
  Management, LLC.           Committee                  President and                              Fund, Inc.
  466 Lexington Avenue       Member                     Chief Financial
  New York, New York                                    Officer of Pan Am
  10017-3147                                            Corporation and
                                                        Pan American
  Age: 70                                               World Airways,
                                                        Inc. from 1988 to
                                                        1991

  Jack W. Fritz              Director and  Since        Private investor;          52              Director of
  2425 North Fish Creek Road Audit         1990         Consultant and                             Advo, Inc.
  P.O. Box 1287              Committee                  Director of Fritz                          (direct mail
  Wilson, Wyoming 83014      Member                     Broadcasting, Inc.                         advertising)
                                                        and Fritz
  Age: 75                                               Communications
                                                        (developers and
                                                        operators of radio
                                                        stations) since
                                                        1987

  Jeffrey E. Garten          Director and  Since        Dean of Yale               52              Director of
  Box 208200                 Audit         1990         School of                                  Aetna, Inc.;
  New Haven, Connecticut     Committee                  Management and                             Director of
  06520-8200                 Member                     William S. Beinecke                        Calpine Energy
                                                        Professor in the                           Corporation;
  Age: 56                                               Practice of                                Director of
                                                        International Trade                        CarMax Group
                                                        and Finance;                               (used car
                                                        Undersecretary of                          dealers)
                                                        Commerce for
                                                        International Trade
                                                        from November 1993
                                                        to October 1995;
                                                        Professor at
                                                        Columbia University
                                                        from September 1992
                                                        to November 1993

                                       35

                                           TERM                                    NUMBER OF
                                           OF OFFICE(1)                            PORTFOLIOS IN
                                           AND                                     FUND
                             POSITION(S)   LENGTH       PRINCIPAL                  COMPLEX         OTHER
                             HELD WITH     OF TIME      OCCUPATION(S) DURING       OVERSEEN BY     DIRECTORSHIPS
  NAME, ADDRESS AND AGE      FUND          SERVED       PAST FIVE YEARS            DIRECTOR        HELD BY DIRECTOR
  ---------------------      ----------    ------------ --------------------       -------------   ----------------
  INDEPENDENT
   DIRECTORS--(CONTINUED)

  Peter F. Krogh             Director and  Since        Dean Emeritus and          52              Member of the
  301 ICC                    Audit         2001         Distinguished Professor                    Board of The
  Georgetown University      Committee                  of International                           Carlisle
  Washington, DC 20057       Member                     Affairs at the                             Companies Inc.;
                                                        Edmund A. Walsh School                     Member of
  Age: 65                                               OF Foreign Service,                        Selection
                                                        Georgetown University;                     Committee for
                                                        Moderator of PBS                           Truman Scholars
                                                        foreign affairs                            and Henry Luce
                                                        television Series                          Scholars; Senior
                                                                                                   Associate of
                                                                                                   Center for
                                                                                                   Strategic and
                                                                                                   International
                                                                                                   Studies; Trustee
                                                                                                   of numerous
                                                                                                   world affairs
                                                                                                   organizations

  James S. Pasman, Jr.       Director and  Since        Currently retired;         54              Director of
  c/o Credit Suisse Asset    Audit         1999         President and Chief                        Education
  Management, LLC.           Committee                  Operating Officer of                       Management
  466 Lexington Avenue       Member                     National InterGroup,                       Corp.; Director
  New York, New York                                    Inc. (holding company)                     of Credit
  10017-3147                                            from April 1989                            Suisse Asset
                                                        to March 1991;                             Management
  Age: 71                                               Chairman of Permian                        Income Fund,
                                                        Oil Co. from April                         Inc.; Trustee of
                                                        1989 to March 1991                         Credit Suisse
                                                                                                   High Yield Bond
                                                                                                   Fund

                                       36

                                           TERM                                    NUMBER OF
                                           OF OFFICE(1)                            PORTFOLIOS IN
                                           AND                                     FUND
                             POSITION(S)   LENGTH       PRINCIPAL                  COMPLEX         OTHER
                             HELD WITH     OF TIME      OCCUPATION(S) DURING       OVERSEEN BY     DIRECTORSHIPS
  NAME, ADDRESS AND AGE      FUND          SERVED       PAST FIVE YEARS            DIRECTOR        HELD BY DIRECTOR
  ---------------------      ----------    ------------ --------------------       -------------   ----------------
  INDEPENDENT
    DIRECTORS--(CONTINUED)

  Steven N. Rappaport        Director and  Since        Partner of Lehigh Court    53              Director of
  Lehigh Court, LLC          Audit         1999         LLC since July 2002;                       The First Israel
  40 East 52nd Street        Committee                  President Sunguard                         Fund, Inc.
  New York, New York         Chairman                   Securities Finance, Inc.
  10022                                                 from 2001 to July 2002;
                                                        President of Loanet, Inc.
  Age: 52                                               (on-line accounting
                                                        service) from 1995 to
                                                        2001; Director,
                                                        President, North
                                                        American Operations,
                                                        and former Executive Vice
                                                        President from 1992
                                                        to 1993 of Worldwide
                                                        Operations of Metallurg
                                                        Inc. (manufacturer of
                                                        specialty metals and
                                                        alloys); Executive Vice
                                                        President, Telerate, Inc.
                                                        (provider of real-time
                                                        information to the
                                                        capital markets) from
                                                        1987 to 1992; Partner
                                                        in the law firm of
                                                        Hartman & Craven
                                                        until 1987
  INTERESTED DIRECTOR

  William W. Priest(2)       Director      Since        Senior Partner and         59              Director of
  Steinberg Priest & Sloane                1999         Fund Manager,                              The Brazilian
  Capital Management                                    Steinberg Priest &                         Equity Fund,
  12 East 49th Street                                   Sloane Capital                             Inc.; The Chile
  12th Floor                                            Management since                           Fund, Inc.; The
  New York, New York                                    March 2001;                                Emerging
  10017                                                 Chairman and                               Markets Tele-
                                                        Managing Director                          communications
  Age: 61                                               of CSAM from 2000                          Fund, Inc.; The
                                                        to February 2001,                          First Israel Fund,
                                                        Chief Executive                            Inc.; The Latin
                                                        Officer and Managing                       American Equity
                                                        Director of CSAM                           Fund, Inc.; The
                                                        from 1990 to 2000                          Indonesia Fund,
                                                                                                   Inc.; and Credit
                                                                                                   Suisse Asset
                                                                                                   Management
                                                                                                   Income Fund,
                                                                                                   Inc.

                                       37

                                           TERM
                                           OF OFFICE(1)
                                           AND
                             POSITION(S)   LENGTH
                             HELD WITH     OF TIME
  NAME, ADDRESS AND AGE      FUND          SERVED       PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
  ------------------------   ------------  ------------ ----------------------------------------------
  OFFICERS

  Laurence R. Smith          Chairman      Since        Managing Director and Global Chief Investment Officer of
  Credit Suisse Asset                      2002         CSAM; Associated with JP Morgan Investment
  Management, LLC                                       Management from 1981 to 1999; Officer of other
  466 Lexington Avenue                                  Credit Suisse Funds.
  New York, New York
  10017-3147

  Age: 44

  Hal Liebes, Esq.           Vice          Since        Managing Director and Global General Counsel of CSAM;
  Credit Suisse Asset        President     1999         Associated with Lehman Brothers, Inc. from 1996 to 1997;
  Management, LLC            and Secretary              Associated with CSAM from 1995 to 1996; Associated with
  466 Lexington Avenue                                  CS First Boston Investment Management from 1994 to
  New York, New York                                    1995; Associated with Division of Enforcement, U.S.
  10017-3147                                            Securities and Exchange Commission from 1991 to 1994;
                                                        Officer of other Credit Suisse Funds.
  Age: 38

  Michael A. Pignataro       Treasurer     Since        Director and Director of Fund Administration of CSAM;
  Credit Suisse Asset        and Chief     1999         Associated with CSAM since 1984; Officer of other
  Management, LLC            Financial                  Credit Suisse Funds.
  466 Lexington Avenue       Officer
  New York, New York
  10017-3147

  Age: 43

  Gregory N. Bressler, Esq.  Assistant     Since        Vice President and Legal Counsel of CSAM since
  Credit Suisse Asset        Secretary     2000         January 2000; Associated with the law firm of Swidler Berlin
  Management, LLC                                       Shereff Friedman LLP from 1996 to 2000; Officer of other
  466 Lexington Avenue                                  Credit Suisse Funds.
  New York, New York
  10017-3147

  Age: 36

  Kimiko T. Fields, Esq.     Assistant     Since        Assistant Vice President and Legal Counsel of CSAM since
  Credit Suisse Asset        Secretary     2002         December 2000; Assistant Vice President, Institutional
  Management, LLC                                       Marketing Department, CSAM, from January 2000 to
  466 Lexington Avenue                                  December 2000; Marketing Associate, International Equity
  New York, New York                                    Department, Warburg Pincus Asset Management, Inc.
  10017-3147                                            from January 1998 to January 2000; self-employed
                                                        author and consultant, from January 1996 to
  Age: 38                                               December 1997; Officer of other Credit Suisse Funds.

                                       38

                                           TERM
                                           OF OFFICE(1)
                                           AND
                             POSITION(S)   LENGTH
                             HELD WITH     OF TIME
  NAME, ADDRESS AND AGE      FUND          SERVED       PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
  ------------------------   ------------  ------------ ----------------------------------------------
  OFFICERS--(CONTINUED)

  Rocco A. Del Guercio       Assistant     Since        Vice President and Administrative Officer of CSAM;
  Credit Suisse Asset        Treasurer     1999         Associated with CSAM since June 1996; Assistant
  Management, LLC                                       Treasurer, Bankers Trust Co. - Fund Administration from
  466 Lexington Avenue                                  March 1994 to June 1996; Mutual Fund Accounting
  New York, New York                                    Supervisor, Dreyfus Corporation from April 1987 to
  10017-3147                                            March 1994; Officer of other Credit Suisse Funds.

  Age: 39

  Joseph Parascondola        Assistant     Since        Assistant Vice President - Fund Administration of CSAM
  Credit Suisse Asset        Treasurer     2000         since April 2000; Assistant Vice President, Deutsche Asset
  Management, LLC                                       Management from January 1999 to April 2000; Assistant
  466 Lexington Avenue                                  Vice President, Weiss, Peck & Greer LLC from
  New York, New York                                    November 1995 to December 1998; Officer of other
  10017-3147                                            Credit Suisse Funds.

  Age: 39

  Robert M. Rizza            Assistant     Since        Assistant Vice President of CSAM since January 2001;
  Credit Suisse Asset        Treasurer     2002         Administrative Officer of CSAM from March 1998 to
  Management, LLC                                       December 2000; Assistant Treasurer of Bankers Trust Co.
  466 Lexington Avenue                                  from April 1994 to March 1998; Officer of other
  New York, New York                                    Credit Suisse Funds.
  10017-3147

  Age: 37

----------
(1) Each Director and Officer serves his or her respective successor has been duly elected and qualified.
(2) Mr. Priest is a Director who is an "interested person" of the Fund as defined in the 1940 Act, because he was an officer of CSAM until February 2001.

   The Statement of Additional Information includes additional information about the Directors and is available, without charge, upon request, by calling 800-927-2874.

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

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800-927-2874 - www.CreditSuisseFunds.com

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